UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2014

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus International
Stock Index Fund

ANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
36	Statement of Financial Futures
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
58	Report of Independent Registered Public Accounting Firm
59	Important Tax Information
60	Board Members Information
62	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the 12-month reporting period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak in January 2014 and over the last four months of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus International Stock Index Fund produced a total return of –0.13%.1 This compares with a –0.60% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

Developed equity markets generally advanced early in the reporting period amid signs of improving global business prospects, but renewed economic concerns later sparked broad-based declines that more than offset previous gains.The fund produced modestly higher relative returns than its benchmark, largely due to the sampling process it uses to replicate the performance of the MSCI EAFE® Index.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE® Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada. To pursue its goal, the fund is generally fully invested in stocks included in the MSCI EAFE® Index. The fund’s investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the MSCI EAFE® Index does.

The fund employed futures contracts and currency forward contracts during the reporting period in its efforts to replicate the returns of the MSCI EAFE® Index.

International Markets Faltered Amid Heightened Volatility

International equity markets ended the reporting period with roughly flat returns that masked considerable shorter term volatility. European stock markets mostly climbed during the first seven months of the reporting period as economic growth appeared to pick up in some countries, such as Germany, and signs of recovery

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

emerged in some of the region’s more troubled economies, including Italy and Spain. Investors also responded positively to an unexpected reduction in short-term interest rates and other stimulative measures from the European Central Bank. However, European stocks came under severe pressure over the summer due to disappointing GDP growth rates and deflation fears. Worries about conflicts in the Middle East and the imposition of sanctions on Russia over its intervention in Ukraine also weighed on investor sentiment. As a result, European equity markets gave up their earlier gains between June and October.

Developed markets in Asia also generated modest losses, on average, due to economic weakness.The Japanese stock market struggled with stalling growth, higher consumption taxes, and the fading benefits of aggressively stimulative monetary policies. Stocks in Hong Kong and Australia were hampered by slowing economic growth and sluggish demand for commodities in China.

Returns from unhedged international stocks for U.S. investors were further dampened by a strengthening U.S. dollar, which gained considerable value against the euro and Japanese yen. In contrast, local currencies in Switzerland, Hong Kong, and Denmark held up relatively well against the U.S. dollar, supporting investment returns for U.S. residents.

Health Care Stocks Led the Market’s Advance

Despite the overall market’s modest loss over the reporting period, the health care sector gained substantial value. Large pharmaceutical developers in Switzerland and Germany reported strong sales growth in the emerging markets, investors responded positively to robust new product pipelines, and a number of health care companies have benefited from an aging population of consumers. Makers of surgical equipment also benefited from rising demand for their products.

The utilities sector benefited from robust investor demand for dividend-paying stocks when interest rates and bond yields in Europe and Japan fell due to their central banks’ aggressively accommodative monetary policies. Although most utilities have not exhibited strong earnings growth, many have reduced their costs and tax liabilities. Likewise, the telecommunications services sector advanced when income-oriented investors sought competitive yields from relatively defensive, dividend-paying stocks.

4

On the other hand, the consumer discretionary sector lost value over the reporting period in a softer sales environment for European and Japanese automobile manufacturers, and some automotive suppliers were hurt by a safety-related scandal affecting a major manufacturer of airbags. In the materials sector, producers of iron ore and coal were hurt by declining commodity prices due in part to the economic slowdown in China. Finally, a number of industrial companies reported lower earnings when major construction projects were delayed in a weaker-than-expected global economy.

Replicating the Performance of the MSCI EAFE® Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the strong U.S. dollar has made imported products more competitively priced for U.S. buyers, and stock prices at the end of the reporting period appeared to reflect investors’ global economic concerns. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/14
	1	Year	5 Years	10 Years
Fund	–0.13%		6.37%	5.40%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	–0.60%		6.52%	5.81%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 10/31/04 to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.96
Ending value (after expenses)	$957.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

Expenses paid per $1,000†	$3.06
Ending value (after expenses)	$1,022.18

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—98.2%	Shares		Value ($)
Australia—7.9%
AGL Energy	30,304		362,995
ALS	15,390		76,640
Alumina	112,290	[a]	162,232
Amcor	51,463		532,566
AMP	131,408		679,448
APA Group	35,806		248,751
Asciano	43,860		242,856
ASX	8,643		274,544
Aurizon Holdings	93,932		388,559
AusNet Services	72,030		87,400
Australia & New Zealand Banking Group	120,441		3,564,498
Bank of Queensland	16,530		184,168
Bendigo and Adelaide Bank	17,917		196,868
BHP Billiton	140,900		4,205,539
Boral	34,041		150,785
Brambles	69,585		586,084
Caltex Australia	6,270		171,958
CFS Retail Property Trust Group	87,781	[b]	162,773
Coca-Cola Amatil	25,822		208,358
Cochlear	2,549		165,265
Commonwealth Bank of Australia	71,102		5,057,117
Computershare	20,349		220,624
Crown Resorts	16,028		205,029
CSL	21,107		1,494,355
Dexus Property Group	238,060		254,564
Federation Centres	64,376		154,706
Flight Centre Travel Group	2,140		79,246
Fortescue Metals Group	69,153		214,521
Goodman Group	74,130		363,106
GPT Group	71,651		260,493
Harvey Norman Holdings	21,349		71,590
Iluka Resources	20,315		134,577
Incitec Pivot	75,161		193,500
Insurance Australia Group	102,340		589,178
James Hardie Industries-CDI	20,721		227,575

8

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Leighton Holdings	3,781		73,530
Lend Lease Group	24,424		337,753
Macquarie Group	12,835		693,777
Metcash	34,689		86,715
Mirvac Group	165,195		261,763
National Australia Bank	103,349		3,194,008
Newcrest Mining	32,706	[a]	261,026
Orica	16,497		300,699
Origin Energy	49,071		618,272
Qantas Airways	41,721	[a]	62,039
QBE Insurance Group	59,719		607,835
Ramsay Health Care	5,864		270,548
REA Group	2,402		96,191
Rio Tinto	18,880		1,007,428
Santos	43,776		498,896
Scentre Group	231,901	[a]	725,528
Seek	13,527		198,288
Sonic Healthcare	16,149		266,382
Stockland	102,579		385,014
Suncorp Group	57,088		738,457
Sydney Airport	50,012		194,586
Tabcorp Holdings	33,277		119,518
Tatts Group	60,376		184,915
Telstra	192,624		956,547
Toll Holdings	28,622		143,342
TPG Telecom	11,417		73,318
Transurban Group	80,225		576,549
Treasury Wine Estates	25,721		105,541
Wesfarmers	50,298		1,961,252
Westfield	84,391		591,405
Westpac Banking	136,400		4,193,972
Woodside Petroleum	32,732		1,159,604
Woolworths	55,353		1,758,176
WorleyParsons	8,268		99,107
			44,974,449

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Austria—.2%
ANDRITZ	3,077		148,692
Erste Group Bank	11,687		298,448
IMMOFINANZ	37,529	[a]	113,569
OMV	6,042		190,204
Raiffeisen Bank International	4,550		97,662
Vienna Insurance Group	1,670		80,375
Voestalpine	5,210		208,673
			1,137,623
Belgium—1.2%
Ageas	9,297		310,696
Anheuser-Busch InBev	35,286		3,910,505
Belgacom	6,323		238,733
Colruyt	3,021		137,710
Delhaize Group	4,428		302,970
Groupe Bruxelles Lambert	3,568		318,885
Groupe Bruxelles Lambert (STRIP)	236	[a,b]	0
KBC Groep	10,932	[a]	587,090
Solvay	2,537		346,094
Telenet Group Holding	2,488	[a]	140,841
UCB	5,652		456,625
Umicore	4,888		191,487
			6,941,636
China—.0%
Yangzijiang Shipbuilding Holdings	91,000		80,637
Denmark—1.5%
AP Moller—Maersk, Cl. A	172		391,295
AP Moller—Maersk, Cl. B	317		739,762
Carlsberg, Cl. B	4,568		402,281
Coloplast, Cl. B	4,688	[a]	408,498
Danske Bank	29,060		797,867
DSV	7,535		225,470
Novo Nordisk, Cl. B	88,056		3,979,709
Novozymes, Cl. B	10,484		486,027
Pandora	5,100		429,401
TDC	34,484		263,247
Tryg	1,050		113,621

10

Common Stocks (continued)	Shares		Value ($)
Denmark (continued)
Vestas Wind Systems	9,852	[a]	330,331
William Demant Holding	1,152	[a]	87,358
			8,654,867
Finland—.9%
Elisa	6,146		168,832
Fortum	18,975	[a]	440,147
Kone, Cl. B	13,298		572,316
Metso	5,095		166,348
Neste Oil	5,014		108,460
Nokia	162,173		1,354,993
Nokian Renkaat	5,391		152,391
Orion, Cl. B	4,426		150,143
Sampo, Cl. A	19,406		929,678
Stora Enso, Cl. R	25,073		207,051
UPM-Kymmene	24,084		381,738
Wartsila	6,231		288,862
			4,920,959
France—9.3%
Accor	7,561		318,029
Aeroports de Paris	1,397		165,268
Air Liquide	15,146		1,829,600
Airbus Group	25,898		1,550,400
Alcatel-Lucent	127,479	[a]	392,099
Alstom	9,218	[a]	321,346
Altice	3,963		246,976
Arkema	2,516		155,585
Atos	3,641		251,803
AXA	79,916		1,846,489
BNP Paribas	46,482		2,931,117
Bollore	223		106,092
Bouygues	8,094		280,251
Bureau Veritas	9,852		244,137
Cap Gemini	6,492		427,620
Carrefour	27,684		811,471
Casino Guichard Perrachon	2,511		258,115
Christian Dior	2,328		412,597

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Cie de St-Gobain	19,675		846,188
Cie Generale des Etablissements Michelin	8,074		702,137
CNP Assurances	6,982		130,569
Credit Agricole	43,678		648,616
Danone	25,479		1,731,867
Dassault Systemes	5,567		353,183
Edenred	8,493		235,593
Electricite de France	10,350		305,993
Essilor International	9,019		997,145
Eurazeo	1,480		99,026
Eutelsat Communications	7,008		227,565
Fonciere Des Regions	1,253		115,328
GDF Suez	63,789		1,548,490
Gecina	1,323		179,370
Groupe Eurotunnel	21,449		271,117
ICADE	1,719		136,812
Iliad	1,107		242,062
Imerys	1,513		108,569
JCDecaux	2,555		84,834
Kering	3,368		651,310
Klepierre	4,625		200,057
L’Oreal	11,066		1,738,860
Lafarge	7,933		551,763
Lagardere	5,470		133,511
Legrand	11,818		636,626
LVMH Moet Hennessy Louis Vuitton	12,295		2,090,505
Natixis	41,535		286,176
Numericable Group	4,262	[a]	157,557
Orange	80,335		1,278,424
Pernod-Ricard	9,382		1,070,066
Peugeot	17,026	[a]	202,700
Publicis Groupe	8,084		561,017
Remy Cointreau	971		69,207
Renault	8,555		637,272
Rexel	12,502		210,305
Safran	12,026		763,467

12

Common Stocks (continued)	Shares		Value ($)
France (continued)
Sanofi	52,010		4,817,556
Schneider Electric	22,950		1,816,803
SCOR	6,401		196,370
Societe BIC	1,136		141,631
Societe Generale	31,718		1,534,574
Sodexo	3,971		382,960
Suez Environnement	12,933		217,985
Technip	4,343		315,008
Thales	4,176		207,714
Total	93,834		5,599,411
Unibail-Rodamco	4,217		1,081,823
Valeo	3,172		356,522
Vallourec	4,458		164,147
Veolia Environnement	18,283		306,063
Vinci	20,911		1,196,605
Vivendi	53,383	[a]	1,305,988
Wendel	1,280		141,225
Zodiac Aerospace	8,322		253,986
			52,788,653
Germany—7.9%
adidas	9,292		676,538
Allianz	20,043		3,183,827
Axel Springer	1,517		83,379
BASF	40,316		3,551,074
Bayer	36,267		5,158,420
Bayerische Motoren Werke	14,587		1,560,670
Beiersdorf	4,309		348,787
Brenntag	6,639		321,502
Celesio	1,846		60,837
Commerzbank	43,010	[a]	647,957
Continental	4,773		937,035
Daimler	42,273		3,285,940
Deutsche Bank	60,685		1,893,423
Deutsche Boerse	8,209		560,461
Deutsche Lufthansa	9,327		137,767
Deutsche Post	41,868		1,315,177

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Deutsche Telekom	137,069		2,066,175
Deutsche Wohnen-BR	12,104		272,684
E.ON	88,173		1,516,941
Fraport Frankfurt Airport Services Worldwide	1,609		99,523
Fresenius & Co.	16,726		860,980
Fresenius Medical Care & Co.	9,607		704,736
GEA Group	8,253		379,926
Hannover Rueck	2,781		231,930
HeidelbergCement	5,998		408,512
Henkel & Co.	5,228		475,156
HOCHTIEF	855		63,257
HUGO BOSS	1,386		183,947
Infineon Technologies	49,313		478,432
K+S	7,058		196,829
Kabel Deutschland Holding	981	[a]	132,844
LANXESS	3,947		205,242
Linde	8,177		1,508,176
MAN	1,628		185,419
Merck	5,518		498,526
METRO	6,767	[a]	215,734
Muenchener Rueckversicherungs	7,489		1,472,158
OSRAM Licht	4,089	[a]	143,494
ProSiebenSat.1 Media	9,209		371,489
RWE	21,707		768,526
SAP	40,477		2,752,001
Siemens	34,794		3,922,197
Sky Deutschland	19,167	[a]	161,589
Telefonica Deutschland Holding	22,706	[a]	111,589
ThyssenKrupp	19,273	[a]	462,934
United Internet	5,268		206,085
Volkswagen	1,312		279,170
			45,058,995
Hong Kong—2.9%
AIA Group	529,000		2,951,546
ASM Pacific Technology	10,800		118,704
Bank of East Asia	56,350		235,269

14

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
BOC Hong Kong Holdings	158,000	525,209
Cathay Pacific Airways	52,000	98,212
Cheung Kong Holdings	60,000	1,063,123
Cheung Kong Infrastructure Holdings	27,000	197,111
CLP Holdings	82,788	712,677
First Pacific	92,250	99,632
Galaxy Entertainment Group	101,277	691,939
Hang Lung Properties	99,000	309,006
Hang Seng Bank	32,600	552,445
Henderson Land Development	44,041	297,862
HKT Trust	125,660	153,072
Hong Kong & China Gas	269,127	627,686
Hong Kong Exchanges & Clearing	49,000	1,084,963
Hutchison Whampoa	92,800	1,176,590
Hysan Development	28,000	127,561
Kerry Properties	29,500	102,074
Li & Fung	259,200	317,459
Link REIT	98,500	579,044
MGM China Holdings	40,000	130,880
MTR	64,500	264,264
New World Development	217,048	272,296
Noble Group	188,963	176,314
NWS Holdings	60,000	113,700
PCCW	167,000	106,099
Power Assets Holdings	59,000	569,091
Shangri-La Asia	65,000	94,332
Sino Land	127,730	210,892
SJM Holdings	78,530	165,647
Sun Hung Kai Properties	70,699	1,052,846
Swire Pacific, Cl. A	27,500	360,725
Swire Properties	46,400	148,538
Techtronic Industries	57,365	179,457
Wharf Holdings	66,311	489,442
Wheelock & Co.	37,000	180,120
Yue Yuen Industrial Holdings	32,300	108,895
		16,644,722

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Ireland—.3%
Bank of Ireland	1,228,951	[a]	483,378
CRH	31,972		709,919
Irish Bank Resolution	35,225	[a,b]	0
Kerry Group, Cl. A	6,927		470,917
Ryanair Holdings	4,000	[a]	38,141
			1,702,355
Israel—.6%
Bank Hapoalim	48,286		246,878
Bank Leumi Le-Israel	60,234	[a]	215,541
Bezeq The Israeli Telecommunication	76,662		130,049
Delek Group	202		69,328
Israel	117	[a]	57,631
Israel Chemicals	18,647		125,774
Israel Discount Bank, Cl. A	1	[a]	1
Mizrahi Tefahot Bank	6,222	[a]	68,868
NICE Systems	2,452		99,139
Teva Pharmaceutical Industries	37,602		2,125,980
			3,139,189
Italy—2.4%
Assicurazioni Generali	51,595		1,057,560
Atlantia	18,499		435,484
Banca Monte dei Paschi di Siena	181,114	[a]	137,826
Banco Popolare Societa Cooperativa	16,630	[a]	241,086
CNH Industrial	39,669	[a]	323,405
Enel	284,745		1,454,148
Enel Green Power	81,547		200,417
Eni	111,823		2,381,528
EXOR	3,898		169,970
Fiat Chrysler Automobiles	37,793	[a]	421,743
Finmeccanica	18,554	[a]	167,497
Intesa Sanpaolo	512,461		1,504,381
Intesa Sanpaolo-RSP	38,317		97,584
Luxottica Group	7,155		364,105
Mediobanca	25,180	[a]	221,896
Pirelli & C.	9,607		128,659
Prysmian	8,493		147,081

16

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Saipem	10,910	[a]	171,152
Snam	86,521		467,888
STMicroelectronics	26,028		174,185
Telecom Italia	429,148	[a]	484,799
Telecom Italia-RSP	270,919		242,221
Tenaris	20,192		399,531
Terna Rete Elettrica Nazionale	68,305		344,339
UniCredit	190,967		1,380,952
Unione di Banche Italiane	37,953		297,621
UnipolSai Assicurazioni	36,547		98,157
			13,515,215
Japan—21.3%
ABC-Mart	1,000		57,982
Acom	15,500	[a]	50,327
Advantest	6,400		74,705
Aeon	26,800		269,748
AEON Financial Service	5,360		114,776
AEON Mall	4,480		83,554
Air Water	7,000		112,572
Aisin Seiki	8,500		284,999
Ajinomoto	25,800		484,133
Alfresa Holdings	7,600		98,102
Amada	17,200		153,330
ANA Holdings	53,000		126,951
Aozora Bank	46,959		167,614
Asahi Glass	46,800		246,832
Asahi Group Holdings	16,500		516,487
Asahi Kasei	55,900		464,353
Asics	7,000		161,462
Astellas Pharma	93,995		1,484,737
Bandai Namco Holdings	7,750		191,692
Bank of Kyoto	14,000		122,509
Bank of Yokohama	50,000		291,594
Benesse Holdings	3,200		101,483
Bridgestone	28,800		962,496
Brother Industries	10,800		197,740

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
CALBEE	3,500		125,373
Canon	49,950		1,538,344
Casio Computer	9,300		149,752
Central Japan Railway	6,400		987,391
Chiba Bank	34,000		243,326
Chiyoda	6,000		62,372
Chubu Electric Power	28,500	[a]	343,370
Chugai Pharmaceutical	9,928		302,370
Chugoku Bank	6,400		96,350
Chugoku Electric Power	14,000		186,949
Citizen Holdings	12,400		81,360
Credit Saison	6,200		131,895
Dai Nippon Printing	25,800		257,171
Dai-ichi Life Insurance	47,400		721,291
Daicel	11,000		129,810
Daido Steel	12,200		47,362
Daihatsu Motor	8,000		111,656
Daiichi Sankyo	28,683		433,882
Daikin Industries	10,000		629,614
Daito Trust Construction	3,300		416,738
Daiwa House Industry	25,400		489,498
Daiwa Securities Group	71,000		565,908
DeNA	4,300		55,732
Denso	21,500		1,001,246
Dentsu	9,300		348,511
Don Quijote Holdings	2,800		169,059
East Japan Railway	14,500		1,146,722
Eisai	11,100		434,868
Electric Power Development	5,380		186,102
FamilyMart	2,617		104,919
FANUC	8,329		1,463,366
Fast Retailing	2,358		875,048
Fuji Electric	27,000		119,996
Fuji Heavy Industries	26,000		882,158
FUJIFILM Holdings	19,800		651,138
Fujitsu	79,800		488,362

18

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Fukuoka Financial Group	33,000	171,306
Gree	4,300	29,980
GungHo Online Entertainment	19,400	79,499
Gunma Bank	19,000	120,316
Hachijuni Bank	16,000	99,470
Hakuhodo DY Holdings	11,200	112,640
Hamamatsu Photonics	3,200	148,035
Hankyu Hanshin Holdings	48,000	289,054
Hikari Tsushin	700	47,523
Hino Motors	12,100	177,810
Hirose Electric	1,300	161,419
Hiroshima Bank	25,000	126,853
Hisamitsu Pharmaceutical	2,400	81,136
Hitachi	212,900	1,709,454
Hitachi Chemical	4,000	72,261
Hitachi Construction Machinery	5,000	103,090
Hitachi High-Technologies	2,700	83,758
Hitachi Metals	10,000	171,560
Hokuhoku Financial Group	51,000	101,228
Hokuriku Electric Power	7,700	104,899
Honda Motor	71,659	2,279,963
Hoya	19,300	705,596
Hulic	10,800	120,617
Ibiden	4,500	67,891
Idemitsu Kosan	3,600	71,265
IHI	60,000	296,232
Iida Group Holdings	7,800	90,293
INPEX	38,300	490,904
Isetan Mitsukoshi Holdings	15,020	206,529
Isuzu Motors	26,900	359,994
ITOCHU	66,700	816,641
Itochu Techno-Solutions	900	36,522
Iyo Bank	11,000	119,138
J Front Retailing	9,900	132,781
Japan Airlines	5,200	138,560
Japan Display	14,800	44,594

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Japan Exchange Group	11,700		293,431
Japan Prime Realty Investment	31		114,865
Japan Real Estate Investment	53		287,022
Japan Retail Fund Investment	113		227,009
Japan Tobacco	48,400		1,676,905
JFE Holdings	21,560		431,740
JGC	9,000		236,724
Joyo Bank	32,462		176,360
JSR	7,700		140,338
JTEKT	9,800		158,721
JX Holdings	95,876		416,453
Kajima	38,800		176,288
Kakaku.com	6,700		91,760
Kamigumi	9,400		93,029
Kaneka	12,000		66,539
Kansai Electric Power	29,899	[a]	298,137
Kansai Paint	10,000		155,088
Kao	22,400		859,297
Kawasaki Heavy Industries	65,000		258,035
KDDI	25,721		1,657,034
Keikyu	20,000		168,115
Keio	25,000		192,476
Keisei Electric Railway	11,000		130,878
Keyence	1,985		959,812
Kikkoman	6,000		138,909
Kintetsu	80,354		281,887
Kirin Holdings	36,700		479,758
Kobe Steel	133,000		214,142
Koito Manufacturing	4,000		123,776
Komatsu	41,300		992,385
Konami	4,400		88,292
Konica Minolta	22,100		250,110
Kubota	49,000		783,365
Kuraray	14,000		164,328
Kurita Water Industries	4,800		103,543
Kyocera	13,800		647,512

20

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Kyowa Hakko Kirin	10,705		125,361
Kyushu Electric Power	18,000	[a]	196,963
Lawson	3,000		205,118
LIXIL Group	11,924		263,190
M3	8,100		136,520
Mabuchi Motor	1,000		88,673
Makita	5,300		310,511
Marubeni	72,000		468,173
Marui Group	8,900		75,944
Maruichi Steel Tube	2,000		48,144
Mazda Motor	23,000		552,642
McDonald’s Holdings Japan	3,000		73,457
Medipal Holdings	5,800		65,378
MEIJI Holdings	2,521		214,873
Miraca Holdings	2,700		114,479
Mitsubishi	60,898		1,214,132
Mitsubishi Chemical Holdings	60,580		303,626
Mitsubishi Electric	85,000		1,108,427
Mitsubishi Estate	54,000		1,386,705
Mitsubishi Gas Chemical	16,000		96,407
Mitsubishi Heavy Industries	134,700		855,364
Mitsubishi Logistics	6,000		92,429
Mitsubishi Materials	45,000		143,031
Mitsubishi Motors	28,600		301,075
Mitsubishi Tanabe Pharma	9,200		141,467
Mitsubishi UFJ Financial Group	559,790		3,337,797
Mitsubishi UFJ Lease & Finance	24,300		129,398
Mitsui & Co.	75,300		1,153,665
Mitsui Chemicals	38,000		112,577
Mitsui Fudosan	40,286		1,304,729
Mitsui OSK Lines	52,000		165,473
Mizuho Financial Group	1,014,700		1,849,051
MS&AD Insurance Group Holdings	21,557		473,035
Murata Manufacturing	9,000		1,023,505
Nabtesco	5,600		140,253
Nagoya Railroad	34,000		149,196

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
NEC	114,800		413,888
NEXON	4,600		40,605
NGK Insulators	11,000		242,845
NGK Spark Plug	7,926		210,288
NH Foods	8,000		185,536
NHK Spring	7,000		65,271
Nidec	9,700		637,403
Nikon	14,160		194,219
Nintendo	4,625		503,083
Nippon Building Fund	61		338,365
Nippon Electric Glass	17,085		80,719
Nippon Express	39,000		173,406
Nippon Paint Holdings	8,000		182,451
Nippon Prologis REIT	70		161,553
Nippon Steel & Sumitomo Metal	336,615		902,780
Nippon Telegraph & Telephone	16,300		1,018,280
Nippon Yusen	69,800		184,239
Nissan Motor	109,900		1,017,211
Nisshin Seifun Group	9,438		94,210
Nissin Foods Holdings	2,600		138,957
Nitori Holdings	2,800		180,226
Nitto Denko	6,900		380,279
NOK	4,600		120,364
Nomura Holdings	160,700		1,007,672
Nomura Real Estate Holdings	4,800		85,611
Nomura Research Institute	5,300		176,413
NSK	20,000		268,699
NTT Data	5,500		216,248
NTT DOCOMO	66,200		1,109,980
NTT Urban Development	5,500		63,071
Obayashi	30,000		210,927
Odakyu Electric Railway	28,000		266,104
Oji Holdings	35,000		126,333
Olympus	10,800	[a]	394,904
Omron	9,000		436,587
Ono Pharmaceutical	3,700		379,234

22

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Oracle Japan	1,400		54,385
Oriental Land	2,100		458,261
ORIX	57,000		798,033
Osaka Gas	83,000		334,473
OTSUKA	2,100		78,686
Otsuka Holdings	17,100		613,035
Panasonic	95,695		1,154,333
Park24	3,800		57,765
Rakuten	35,700		408,198
Recruit Holdings	6,300	[a]	207,242
Resona Holdings	98,400		572,333
Ricoh	31,300		331,829
Rinnai	1,500		134,308
Rohm	4,300		267,724
Sankyo	2,200		80,840
Sanrio	2,100		60,283
Santen Pharmaceutical	3,300		198,071
SBI Holdings	7,830		90,914
Secom	9,400		582,704
Sega Sammy Holdings	7,484		119,729
Seibu Holdings	5,900		112,138
Seiko Epson	5,700		269,930
Sekisui Chemical	19,000		236,192
Sekisui House	23,000		287,789
Seven & I Holdings	32,660		1,289,612
Seven Bank	26,000		108,751
Sharp	70,000	[a]	179,110
Shikoku Electric Power	6,900	[a]	95,402
Shimadzu	9,000		79,856
Shimamura	1,000		88,332
Shimano	3,500		470,459
Shimizu	27,000		202,039
Shin-Etsu Chemical	18,100		1,177,389
Shinsei Bank	67,000		150,742
Shionogi & Co.	13,300		345,753
Shiseido	16,000		267,624

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Shizuoka Bank	23,400	244,740
Showa Shell Sekiyu	8,500	73,202
SMC	2,400	695,529
SoftBank	42,200	3,126,968
Sompo Japan Nipponkoa Holdings	14,670	376,450
Sony	45,180	910,393
Sony Financial Holdings	7,000	112,985
Stanley Electric	6,600	135,729
Sumitomo	47,900	518,446
Sumitomo Chemical	69,000	240,848
Sumitomo Dainippon Pharma	6,900	81,351
Sumitomo Electric Industries	32,200	442,692
Sumitomo Heavy Industries	25,000	141,244
Sumitomo Metal Mining	23,000	323,571
Sumitomo Mitsui Financial Group	56,000	2,276,418
Sumitomo Mitsui Trust Holdings	141,640	584,025
Sumitomo Realty & Development	16,000	606,217
Sumitomo Rubber Industries	7,600	104,974
Suntory Beverage & Food	6,000	216,234
Suruga Bank	8,000	168,984
Suzuken	2,920	79,728
Suzuki Motor	16,000	543,903
Sysmex	6,300	277,117
T&D Holdings	26,300	343,832
Taiheiyo Cement	54,000	198,451
Taisei	46,000	259,906
Taisho Pharmaceutical Holdings	1,500	106,688
Taiyo Nippon Sanso	9,000	80,608
Takashimaya	12,000	100,258
Takeda Pharmaceutical	34,800	1,518,017
TDK	5,500	317,316
Teijin	40,000	97,589
Terumo	13,500	343,093
THK	5,500	140,268
Tobu Railway	46,000	235,121
Toho	5,400	125,108

24

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Toho Gas	18,000		99,073
Tohoku Electric Power	19,700		249,158
Tokio Marine Holdings	30,600		991,625
Tokyo Electric Power	64,972	[a]	235,934
Tokyo Electron	7,300		453,009
Tokyo Gas	104,000		605,263
Tokyo Tatemono	17,000		149,743
Tokyu	49,820		332,457
Tokyu Fudosan Holdings	20,900		148,676
TonenGeneral Sekiyu	13,000		114,595
Toppan Printing	26,000		179,204
Toray Industries	63,000		426,612
Toshiba	179,000		799,556
TOTO	12,000		135,528
Toyo Seikan Group Holdings	7,100		87,205
Toyo Suisan Kaisha	4,000		138,230
Toyoda Gosei	2,400		45,395
Toyota Industries	7,300		350,460
Toyota Motor	120,857		7,270,295
Toyota Tsusho	8,700		221,144
Trend Micro	4,900		165,908
Unicharm	15,600		365,376
United Urban Investment	114		180,217
USS	9,800		158,338
West Japan Railway	7,500		361,947
Yahoo! Japan	61,100		216,288
Yakult Honsha	3,600		200,305
Yamada Denki	36,200		116,311
Yamaguchi Financial Group	9,000		86,648
Yamaha	7,200		99,869
Yamaha Motor	11,200		215,566
Yamato Holdings	15,600		336,285
Yamato Kogyo	1,800		60,445
Yamazaki Baking	4,000		48,988
Yaskawa Electric	9,000		117,869
Yokogawa Electric	8,800		124,553

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Yokohama Rubber	9,000		81,916
			121,013,048
Luxembourg—.1%
RTL Group	1,680		158,437
SES	13,578		468,916
			627,353
Macau—.2%
Sands China	107,813		671,885
Wynn Macau	69,200		254,509
			926,394
Mexico—.0%
Fresnillo	10,059		112,360
Netherlands—2.7%
Aegon	78,066		636,251
Akzo Nobel	10,445		695,312
ASML Holding	15,748		1,571,367
Boskalis Westminster	3,945		210,522
Corio	3,002		146,175
Delta Lloyd	9,259		211,141
Fugro	3,424		47,395
Gemalto	3,324		254,249
Heineken	10,218		763,417
Heineken Holding	4,485		290,601
ING Groep	169,449	[a]	2,434,954
Koninklijke Ahold	41,333		691,634
Koninklijke DSM	7,734		484,911
Koninklijke KPN	136,651		448,746
Koninklijke Philips	42,020		1,175,358
Koninklijke Vopak	2,912		145,984
OCI	3,786	[a]	132,062
QIAGEN	9,940	[a]	233,289
Randstad Holding	5,773		254,990
Reed Elsevier	31,006		714,441
TNT Express	19,218		111,698
Unilever	71,560		2,778,349

26

Common Stocks (continued)	Shares		Value ($)
Netherlands (continued)
Wolters Kluwer	13,009		347,475
Ziggo	6,656	[a]	325,537
			15,105,858
New Zealand—.1%
Auckland International Airport	38,034		117,041
Contact Energy	16,082		77,871
Fletcher Building	31,140		209,414
Ryman Healthcare	16,781		99,525
Spark New Zealand	78,060		192,471
Xero	2,621	[a]	32,405
			728,727
Norway—.7%
Aker Solutions	6,700	[a]	43,409
DNB	43,300		795,146
Gjensidige Forsikring	8,002		145,303
Norsk Hydro	57,338		320,671
Orkla	36,127		276,254
Seadrill	15,988		362,533
Statoil	48,293		1,103,766
Telenor	33,013		741,888
Yara International	7,988		367,648
			4,156,618
Portugal—.2%
Banco Comercial Portugues, Cl. R	1,375,710	[a]	155,573
Banco Espirito Santo	118,053	[a,b]	15
Energias de Portugal	103,730		447,185
Galp Energia	16,122		234,349
Jeronimo Martins	10,446		91,540
			928,662
Singapore—1.4%
Ascendas Real Estate Investment Trust	93,912		163,728
CapitaCommercial Trust	96,000		124,833
CapitaLand	116,500		289,019
CapitaMall Trust	97,000		149,246
City Developments	17,000		125,288

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
ComfortDelGro	92,700		190,549
DBS Group Holdings	74,588		1,077,847
Genting Singapore	250,527		214,627
Global Logistic Properties	136,843		293,544
Golden Agri-Resources	278,440		113,426
Hutchison Port Holdings Trust	265,000		179,207
Jardine Cycle & Carriage	4,422		137,656
Keppel	61,700		455,250
Keppel Land	26,000		67,707
Olam International	21,000		34,928
Oversea-Chinese Banking	126,018		970,491
Sembcorp Industries	43,254		164,270
Sembcorp Marine	38,000		107,719
Singapore Airlines	21,733		167,593
Singapore Exchange	35,000		191,066
Singapore Press Holdings	69,075		230,706
Singapore Technologies Engineering	68,000		198,808
Singapore Telecommunications	351,951		1,036,092
StarHub	26,918		86,648
United Overseas Bank	55,112		989,064
UOL Group	21,111		106,203
Wilmar International	88,000		219,287
			8,084,802
Spain—3.4%
Abertis Infraestructuras	18,198		379,127
ACS Actividades de Construccion y Servicios	7,646		283,759
Amadeus IT Holding, Cl. A	16,940		623,232
Banco Bilbao Vizcaya Argentaria	260,671		2,914,614
Banco de Sabadell	149,714		432,837
Banco Popular Espanol	77,192		442,865
Banco Santander	527,311		4,652,446
Bankia	207,019	[a]	370,837
CaixaBank	76,737		419,381
Distribuidora Internacional de Alimentacion	28,026		178,215
Enagas	9,024		303,057
Ferrovial	18,464		377,779

28

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Gas Natural SDG	14,984		432,935
Grifols	6,799	[a]	276,999
Iberdrola	224,995		1,591,660
Inditex	47,214		1,329,539
Mapfre	38,979		133,771
Red Electrica	4,768		416,746
Repsol	45,040		1,007,399
Telefonica	179,952		2,706,093
Zardoya Otis	6,593		76,852
			19,350,143
Sweden—3.0%
Alfa Laval	13,304		273,754
Assa Abloy, Cl. B	14,811		787,678
Atlas Copco, Cl. A	29,743		859,373
Atlas Copco, Cl. B	16,662		440,444
Boliden	11,860		196,351
Electrolux, Ser. B	10,732		306,666
Elekta, Cl. B	14,946		152,710
Ericsson, Cl. B	134,062		1,585,191
Getinge, Cl. B	8,218		190,579
Hennes & Mauritz, Cl. B	41,809		1,664,628
Hexagon, Cl. B	11,240		378,249
Husqvarna, Cl. B	16,174		120,246
Industrivarden, Cl. C	7,189		125,685
Investment AB Kinnevik, Cl. B	10,364		328,710
Investor, Cl. B	20,224		723,577
Lundin Petroleum	8,991	[a]	127,480
Millicom International Cellular, SDR	2,952		240,550
Nordea Bank	133,729		1,714,987
Sandvik	45,330		498,433
Securitas, Cl. B	13,206		146,193
Skandinaviska Enskilda Banken, Cl. A	67,272		863,236
Skanska, Cl. B	17,185		350,946
SKF, Cl. B	16,914		339,500
Svenska Cellulosa, Cl. B	26,116		585,439
Svenska Handelsbanken, Cl. A	22,053		1,051,525

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Swedbank, Cl. A	40,014		1,058,277
Swedish Match	8,494		276,180
Tele2, Cl. B	14,711		186,636
TeliaSonera	105,713		732,825
Volvo, Cl. B	66,463		767,296
			17,073,344
Switzerland—9.5%
ABB	96,708	[a]	2,120,735
Actelion	4,558	[a]	541,126
Adecco	7,606	[a]	515,352
Aryzta	3,764	[a]	320,203
Baloise Holding	2,128		267,883
Barry Callebaut	84	[a]	87,975
Cie Financiere Richemont	22,964		1,934,872
Coca-Cola HBC-CDI	8,469	[a]	184,255
Credit Suisse Group	66,749	[a]	1,777,982
EMS-Chemie Holding	319		114,834
Geberit	1,653		564,008
Givaudan	403	[a]	672,427
Glencore	466,882	[a]	2,393,808
Holcim	10,164	[a]	720,717
Julius Baer Group	9,568	[a]	419,205
Kuehne + Nagel International	2,440		317,929
Lindt & Spruengli	4		239,849
Lindt & Spruengli-PC	44		220,774
Lonza Group	2,276	[a]	251,051
Nestle	141,281		10,343,285
Novartis	100,787		9,347,391
Pargesa Holding-BR	1,256		97,693
Partners Group Holding	802		213,384
Roche Holding	30,784		9,092,252
Schindler Holding	876		118,595
Schindler Holding-PC	1,967		275,228
SGS	233		511,994
Sika-BR	91		325,191
Sonova Holding	2,370		369,626

30

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Sulzer	959		109,198
Swatch Group	2,074		175,316
Swatch Group-BR	1,371		649,975
Swiss Life Holding	1,420	[a]	325,846
Swiss Prime Site	2,618	[a]	198,904
Swiss Re	15,252	[a]	1,233,453
Swisscom	992		584,691
Syngenta	4,029		1,248,641
UBS	160,418	[a]	2,788,075
Zurich Insurance Group	6,568	[a]	1,987,773
			53,661,496
United Kingdom—20.4%
3i Group	40,656		258,458
Aberdeen Asset Management	39,934		277,561
Admiral Group	7,931		169,441
Aggreko	10,811		263,617
AMEC	12,404		206,787
Anglo American	61,595		1,299,452
Antofagasta	16,062		180,848
ArcelorMittal	42,456		556,541
ARM Holdings	61,182		866,279
ASOS	2,351	[a]	100,169
Associated British Foods	15,815		697,896
AstraZeneca	55,394		4,033,195
Aviva	127,787		1,066,258
Babcock International Group	10,761		188,851
BAE Systems	138,087		1,014,615
Barclays	720,481		2,761,701
BG Group	149,845		2,497,235
BHP Billiton	92,819		2,403,176
BP	808,368		5,823,776
British American Tobacco	82,165		4,666,716
British Land	43,080		502,672
British Sky Broadcasting Group	45,891	[a]	650,789
BT Group	348,192		2,049,248
Bunzl	14,336		389,240

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Burberry Group	18,923		464,082
Capita	28,089		493,581
Carnival	8,328		332,073
Centrica	222,688		1,078,752
Cobham	51,208		238,611
Compass Group	74,142		1,194,651
Croda International	5,720		210,243
Diageo	110,280		3,245,802
Direct Line Insurance Group	62,619		276,798
Dixons Carphone	41,069		260,045
easyJet	6,447		155,074
Experian	42,468		638,250
Friends Life Group	59,778		309,498
G4S	69,165		282,898
GKN	70,103		357,498
GlaxoSmithKline	212,999		4,828,436
Hammerson	35,471		348,311
Hargreaves Lansdown	10,793		171,873
HSBC Holdings	835,651		8,554,288
ICAP	23,517		157,726
IMI	11,166		218,606
Imperial Tobacco Group	41,598		1,806,150
Inmarsat	19,204		210,694
InterContinental Hotels Group	10,120		383,965
International Consolidated Airlines Group	43,329	[a]	283,710
Intertek Group	6,956		303,203
Intu Properties	38,266		208,636
Investec	22,476		206,037
ITV	170,697		555,341
J Sainsbury	54,998		216,323
Johnson Matthey	8,747		416,841
Kingfisher	100,826		488,619
Land Securities Group	35,155		623,248
Legal & General Group	261,743		968,315
Lloyds Banking Group	2,507,201	[a]	3,098,096
London Stock Exchange Group	10,026		323,528

32

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Marks & Spencer Group	73,189		476,880
Meggitt	35,607		257,206
Melrose Industries	45,173		185,329
National Grid	164,140		2,433,552
Next	6,746		696,350
Old Mutual	217,694		674,969
Pearson	36,382		681,561
Persimmon	13,614	[a]	318,867
Petrofac	12,065		204,981
Prudential	112,675		2,603,768
Randgold Resources	3,889		227,336
Reckitt Benckiser Group	28,589		2,403,181
Reed Elsevier	50,514		830,869
Rexam	32,409		246,981
Rio Tinto	55,895		2,669,495
Rolls-Royce Holdings	81,343	[a]	1,098,988
Royal Bank of Scotland Group	108,289	[a]	673,123
Royal Dutch Shell, Cl. A	172,379		6,172,606
Royal Dutch Shell, Cl. B	107,079		3,972,507
Royal Mail	27,821		196,503
RSA Insurance Group	44,836	[a]	346,955
SABMiller	42,385		2,393,908
Sage Group	46,544		281,577
Schroders	5,192		200,554
Segro	33,856		206,176
Severn Trent	10,096		322,792
Shire	25,930		1,726,192
Smith & Nephew	38,985		660,212
Smiths Group	16,974		316,740
Sports Direct International	11,250	[a]	116,184
SSE	43,065		1,102,221
Standard Chartered	108,568		1,634,173
Standard Life	106,208		670,001
Subsea 7	12,720		137,380
Tate & Lyle	21,771		211,195
Tesco	350,220		973,995

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Travis Perkins	11,023		291,768
TUI Travel	20,087		128,272
Tullow Oil	38,752		301,630
Unilever	56,425		2,270,622
United Utilities Group	29,299		401,109
Vodafone Group	1,160,387		3,855,756
Weir Group	9,166		335,217
Whitbread	8,082		564,678
William Hill	40,472		233,634
WM Morrison Supermarkets	88,859		220,199
Wolseley	11,833		628,793
WPP	58,297		1,137,863
			115,529,171
United States—.1%
Transocean	15,333		457,039
Total Common Stocks
(cost $482,899,039)			557,314,315

Preferred Stocks—.5%
Germany
Bayerische Motoren Werke	2,457		196,660
Fuchs Petrolub	2,998		116,403
Henkel & Co.	7,900		780,097
Porsche Automobil Holding	6,504		532,891
Volkswagen	7,164		1,527,760
Total Preferred Stocks
(cost $2,172,578)			3,153,811

	Number of
Rights—.0%	Rights		Value ($)
Spain
Banco Santander
(cost $87,689)	518,716	[a]	98,804

	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.02%, 3/12/15
(cost $459,972)	460,000	[c]	459,943

34

Other Investment—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $8,461,549)	8,461,549 [d]	8,461,549
Total Investments (cost $494,080,827)	100.3%	569,488,422
Liabilities, Less Cash and Receivables	(.3%)	(1,777,310)
Net Assets	100.0%	567,711,112

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.At October 31, 2014, the value of these securities amounted to $162,788 or .03% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.8	Telecommunication Services	4.9
Industrial	12.3	Information Technology	4.6
Consumer Discretionary	11.7	Utilities	3.9
Consumer Staples	10.9	Short-Term/
Health Care	10.9	Money Market Investments	1.6
Materials	7.4
Energy	6.3		100.3

† Based on net assets.
See notes to financial statements.

The Fund 35

STATEMENT OF FINANCIAL FUTURES

October 31, 2014

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2014	($)
Financial Futures Long
ASX SPI 200 Index	7	849,775	December 2014	39,856
Euro STOXX 50	58	2,253,888	December 2014	126,076
FTSE 100 Index	20	2,081,360	December 2014	84,631
TOPIX	13	1,547,385	December 2014	142,492
				393,055

See notes to financial statements.

36

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	485,619,278	561,026,873
Affiliated issuers	8,461,549	8,461,549
Cash		820,357
Cash denominated in foreign currencies	1,078,428	1,072,331
Dividends receivable		1,779,044
Receivable for shares of Common Stock subscribed		309,480
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		225,668
Receivable for futures variation margin—Note 4		154,571
		573,849,873
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		274,278
Payable for investment securities purchased		4,296,116
Payable for shares of Common Stock redeemed		1,065,280
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		503,087
		6,138,761
Net Assets ($)		567,711,112
Composition of Net Assets ($):
Paid-in capital		518,021,380
Accumulated undistributed investment income—net		11,305,745
Accumulated net realized gain (loss) on investments		(37,158,427)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$393,055 net unrealized appreciation on financial futures)		75,542,414
Net Assets ($)		567,711,112
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		34,313,519
Net Asset Value, offering and redemption price per share ($)		16.54
See notes to financial statements.

The Fund 37

STATEMENT OF OPERATIONS

Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $1,434,976 foreign taxes withheld at source):
Unaffiliated issuers	18,760,001
Affiliated issuers	5,542
Total Income	18,765,543
Expenses:
Management fee—Note 3(a)	1,951,239
Shareholder servicing costs—Note 3(b)	1,393,743
Directors’ fees—Note 3(a,c)	39,264
Loan commitment fees—Note 2	5,346
Interest expense—Note 2	5,259
Total Expenses	3,394,851
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(39,264)
Net Expenses	3,355,587
Investment Income—Net	15,409,956
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(12,055,156)
Net realized gain (loss) on financial futures	391,846
Net realized gain (loss) on forward foreign currency exchange contracts	(323,872)
Net Realized Gain (Loss)	(11,987,182)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(4,629,867)
Net unrealized appreciation (depreciation) on financial futures	154,287
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(321,682)
Net Unrealized Appreciation (Depreciation)	(4,797,262)
Net Realized and Unrealized Gain (Loss) on Investments	(16,784,444)
Net (Decrease) in Net Assets Resulting from Operations	(1,374,488)
See notes to financial statements.

38

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment income—net	15,409,956	11,492,953
Net realized gain (loss) on investments	(11,987,182)	13,223,232
Net unrealized appreciation
(depreciation) on investments	(4,797,262)	90,947,772
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,374,488)	115,663,957
Dividends to Shareholders from ($):
Investment income—net	(11,610,746)	(12,705,604)
Net realized gain on investments	(5,883,193)	—
Total Dividends	(17,493,939)	(12,705,604)
Capital Stock Transactions ($):
Net proceeds from shares sold	201,588,720	275,778,066
Dividends reinvested	16,860,058	12,035,945
Cost of shares redeemed	(204,474,021)	(273,185,774)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	13,974,757	14,628,237
Total Increase (Decrease) in Net Assets	(4,893,670)	117,586,590
Net Assets ($):
Beginning of Period	572,604,782	455,018,192
End of Period	567,711,112	572,604,782
Undistributed investment income—net	11,305,745	7,793,762
Capital Share Transactions (Shares):
Shares sold	11,864,108	17,713,613
Shares issued for dividends reinvested	1,013,225	839,912
Shares redeemed	(12,017,895)	(17,683,082)
Net Increase (Decrease) in Shares Outstanding	859,438	870,443
See notes to financial statements.

The Fund 39

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	17.12	13.96	13.79	14.84	14.05
Investment Operations:
Investment income—net[a]	.47	.35	.37	.38	.31
Net realized and unrealized
gain (loss) on investments	(.49)	3.20	.24	(1.10)	.89
Total from Investment Operations	(.02)	3.55	.61	(.72)	1.20
Distributions:
Dividends from investment income—net	(.37)	(.39)	(.44)	(.33)	(.33)
Dividends from net realized
gain on investments	(.19)	—	—	—	(.08)
Total Distributions	(.56)	(.39)	(.44)	(.33)	(.41)
Net asset value, end of period	16.54	17.12	13.96	13.79	14.84
Total Return (%)	(.13)	26.01	4.79	(5.03)	8.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.76	2.25	2.75	2.52	2.25
Portfolio Turnover Rate	10.26	23.12	11.11	6.14	10.49
Net Assets, end of period ($ x 1,000)	567,711	572,605	455,018	491,377	561,428
a Based on average shares outstanding.
See notes to financial statements.

40

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE ®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

42

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

44

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	—	457,039	††	—	457,039
Equity Securities—
Foreign
Common Stocks†	—	556,857,261	††	15	556,857,276
Equity Securities—
Foreign
Preferred Stocks†	—	3,153,811	††	—	3,153,811
Mutual Funds	8,461,549	—		—	8,461,549
U.S. Treasury	—	459,943		—	459,943
Rights†	98,804	—		—	98,804
Other Financial
Instruments:
Financial Futures†††	393,055	—		—	393,055
Forward Foreign
Currency Exchange
Contracts†††	—	225,668		—	225,668
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(503,087)		—	(503,087)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2013, $137,293 of exchange traded foreign equity securities were classified within Level 2 of the fair value heirarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 10/31/2013	0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(18,999)
Purchases	—
Sales	—
Transfers into Level 3†	19,014
Transfers out of Level 3	—
Balance as of 10/31/2014	15
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 10/31/2014	(18,999)

†	Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into
Level 3 for the current period was due to the lack of observable inputs following the halt of trading in a security.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

46

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,735,539	110,181,437	107,455,427	8,461,549	1.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain dis-

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

tributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $13,554,901, accumulated capital losses $10,248,937 and unrealized appreciation $46,383,768.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. The fund has $10,248,937 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

48

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014 and October 31, 2013 were as follows: ordinary income $11,615,926 and $12,705,604, and long-term capital gains $5,878,013 and $0, respectively.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies, dividend reclassification and foreign currency gains and losses, the fund decreased accumulated undistributed investment income-net by $287,227 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2014 was approximately $477,300 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35%

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2014, fees reimbursed by the Manager amounted to $39,264.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, the fund was charged $1,393,743 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $162,270 and Shareholder Services Plan fees $115,907, which are offset against an expense reimbursement currently in effect in the amount of $3,899.

50

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended October 31, 2014, amounted to $70,563,400 and $56,492,936, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract rep-

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

resents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2014 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each

52

open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at October 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
11/3/2014[a]	412,166	366,931	362,707	(4,224)
12/17/2014[a]	263,300	229,661	230,928	1,267
12/17/2014[b]	129,000	112,717	113,140	423
12/17/2014[c]	22,971	20,514	20,147	(367)
12/17/2014[d]	842,660	739,987	739,058	(929)
12/17/2014[e]	839,846	763,580	736,590	(26,990)
British Pound,
Expiring:
12/17/2014[a]	622,600	1,001,863	995,595	(6,268)
12/17/2014[b]	1,431,472	2,308,128	2,289,055	(19,073)
12/17/2014[c]	30,020	49,163	48,005	(1,158)
12/17/2014[d]	1,286,800	2,075,580	2,057,711	(17,869)
12/17/2014[f]	50,710	81,807	81,090	(717)
Euro,
Expiring:
11/3/2014[a]	297,129	379,166	372,346	(6,820)
11/4/2014[g]	98,255	123,080	123,128	48
12/17/2014[a]	228,500	293,639	286,433	(7,206)
12/17/2014[b]	121,400	153,433	152,179	(1,254)
12/17/2014[c]	1,157,158	1,473,331	1,450,539	(22,792)
12/17/2014[d]	982,864	1,250,284	1,232,055	(18,229)
12/17/2014[e]	1,099,159	1,421,729	1,377,834	(43,895)
12/17/2014[f]	518,800	661,309	650,334	(10,975)
12/17/2014[h]	608,202	786,989	762,403	(24,586)
Japanese Yen,
Expiring:
11/4/2014[a]	250,093,333	2,313,215	2,226,515	(86,700)
11/4/2014[f]	22,546,867	207,231	200,728	(6,503)
12/17/2014[a]	70,051,477	644,987	623,994	(20,993)
12/17/2014[b]	202,863,109	1,902,088	1,807,034	(95,054)
12/17/2014[c]	16,593,596	152,862	147,810	(5,052)
12/17/2014[d]	171,925,000	1,605,827	1,531,448	(74,379)
Singapore Dollar,
Expiring
11/3/2014[a]	121,599	95,706	94,652	(1,054)

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Australian Dollar,
Expiring:
12/17/2014[a]	1,112,126	986,745	975,395	11,350
12/17/2014[b]	273,100	241,986	239,523	2,463
British Pound,
Expiring:
12/17/2014[a]	1,907,378	3,079,015	3,050,072	28,943
12/17/2014[b]	65,300	105,162	104,421	741
12/17/2014[d]	267,100	431,229	427,118	4,111
Euro,
Expiring:
12/17/2014[a]	2,465,626	3,147,239	3,090,750	56,489
12/17/2014[b]	219,400	277,695	275,025	2,670
12/17/2014[d]	403,100	509,704	505,300	4,404
12/17/2014[f]	64,900	83,955	81,354	2,601
Japanese Yen,
Expiring:
12/17/2014[a]	271,701,091	2,512,978	2,420,219	92,759
12/17/2014[b]	26,000,000	240,331	231,599	8,732
12/17/2014[d]	24,670,000	228,419	219,752	8,667
Gross Unrealized
Appreciation				225,668
Gross Unrealized
Depreciation				(503,087)

Counterparties:

a	Bank of America
b	Citigroup
c	Goldman Sachs International
d	Royal Bank of Canada
e	Westpac Bank
f	UBS
g	Morgan Stanley Capital Services
h	Credit Suisse

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

54

Fair value of derivative instruments as of October 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	225,668	Foreign exchange risk[2]	(503,087)
Equity risk[3]	393,055
Gross fair value of
derivatives contracts	618,723		(503,087)

Statement of Assets and Liabilities location:

1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and
Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	391,846	—	391,846
Foreign exchange	—	(323,872)	(323,872)
Total	391,846	(323,872)	67,974

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	154,287	—	154,287
Foreign exchange	—	(321,682)	(321,682)
Total	154,287	(321,682)	(167,395)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial Futures	393,055	—
Forward contracts	225,668	(503,087)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	618,723	(503,087)
Derivatives not subject to
Master Agreements	(393,055)	24,586
Total gross amount of assets
and liabilities subject to
Master Agreements	225,668	(478,501)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2014:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Bank of America	190,808	(133,265)	—	57,543
Citigroup	15,029	(15,029)	—	—
Morgan Stanley
Capital Services	48	—	—	48
Royal Bank of
Canada	17,182	(17,182)	—	—
UBS	2,601	(2,601)	—	—
Total	225,668	(168,077)	—	57,591

56

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	of Liabilities ($)
Bank of America	(133,265)	133,265	—	—
Citigroup	(115,381)	15,029	—	(100,352)
Goldman Sachs
International	(29,369)	—	—	(29,369)
Royal Bank of
Canada	(111,406)	17,182	—	(94,224)
UBS	(18,195)	2,601	—	(15,594)
Westpac Bank	(70,885)	—	—	(70,885)
Total	(478,501)	168,077	—	(310,424)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Equity financial futures	9,371,546
Forward contracts	8,740,397

At October 31, 2014, the cost of investments for federal income tax purposes was $523,309,196; accordingly, accumulated net unrealized appreciation on investments was $46,179,226, consisting of $120,427,437 gross unrealized appreciation and $74,248,211 gross unrealized depreciation.

The Fund 57

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

58

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2014:

—the total amount of taxes paid to foreign countries was $1,255,147

—the total amount of income sourced from foreign countries was $20,196,190.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015. For the fiscal year ended October 31, 2014, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $11,615,926 represents the maximum amount that may be considered qualified dividend income. Also, the fund hereby designates $.1890 per share as a long-term capital gain distribution paid on December 23, 2013.

The Fund 59

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

60

Lynn Martin (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 61

OFFICERS OF THE FUND (Unaudited)

62

The Fund 63

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
S&P 500
Index Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Important Tax Information
45	Board Members Information
47	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Smaller and more economically sensitive stocks generally fared well over the reporting period’s first half, but larger, better established companies rallied more strongly over the second half.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus S&P 500 Index Fund produced a total return of 16.71%.1 In comparison, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 17.24% for the same period.2,3

Despite bouts of occasional volatility, sustained improvement in U.S. economic conditions generally helped support stock market gains for the reporting period overall. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Stocks Climbed Despite Bouts of Volatility

The S&P 500 Index gained value over the final months of 2013 amid a falling unemployment rate and intensifying manufacturing activity. The Federal Reserve Board (the “Fed”) appeared to confirm the economic recovery’s sustainability in December, when it began to back gradually away from its quantitative easing program. Stocks gave up some of their previous gains in January when concerns arose regarding

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

economic and political instability in the emerging markets. In addition, U.S. GDP contracted at a surprising annualized 2.1% rate over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending, housing market activity, and export activity.

U.S. stocks soon rebounded strongly, climbing to a series of new highs through the end of June as investors responded positively to expectations that the Fed would keep short-term interest rates low even as various economic indicators improved steadily. In fact, the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter of the year.

The market encountered renewed volatility in July and September, when disappointing economic growth in Europe, China, and Japan sparked concerns that a weak global economy might derail the U.S. expansion. However, strong corporate earnings and solid economic data—including an estimated 3.5% annualized GDP growth rate for the third quarter of 2014—drove the S&P 500 Index to a new record high on the last day of the reporting period.

In this environment, growth stocks generally produced higher returns than their more value-oriented counterparts, and large-cap stocks significantly outpaced small- and midcap stocks.

Technology and Health Care Stocks Led Market’s Advance

All 10 of the economic segments represented in the S&P 500 Index posted positive absolute returns over the reporting period. Results were especially robust in the information technology sector, in large part due to robust gains by industry leaders Apple, Microsoft, and Google. In addition, enterprise spending began to increase in the recovering economy, bolstering results for companies that produce efficiency and productivity enhancements for businesses. Finally, some technology companies have established or raised their dividends, attracting income-oriented investors.

In the health care sector, large pharmaceutical developers and biotechnology companies reported strong sales growth in the emerging markets. The health care sector also benefited from an aging population of U.S. consumers, which has driven Medicare spending higher. Among financial companies, retail-oriented banks fared well as

4

mortgage lending volumes grew in response to rising refinancing activity. Real estate investment trusts gained value amid greater demand from income-oriented investors seeking competitive yields in a low interest-rate environment.

On the other hand, the telecommunications services sector lagged market averages due to intensifying competition from alternative providers of telephone and cable television services. In the energy sector, relative strength among large, integrated oil-and-gas producers was offset by weaker results from offshore drillers and other service providers in an environment of falling oil prices. Finally, the materials sector was hurt by declining iron ore and coal prices due to slowing demand from China and a switch by many U.S. electric utilities to lower cost natural gas.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,”“Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/14
	1	Year	5 Years	10 Years
Fund	16.71%		16.16%	7.72%
Standard & Poor’s 500
Composite Stock Price Index	17.24%		16.68%	8.20%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 10/31/04 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.62
Ending value (after expenses)	$1,079.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—98.7%	Shares	Value ($)
Automobiles & Components—1.0%
BorgWarner	36,648	2,089,669
Delphi Automotive	47,251	3,259,374
Ford Motor	615,784	8,676,397
General Motors	216,118	6,786,105
Goodyear Tire & Rubber	45,040	1,091,319
Harley-Davidson	35,641	2,341,614
Johnson Controls	105,419	4,981,048
		29,225,526
Banks—6.0%
Bank of America	1,673,529	28,717,758
BB&T	113,824	4,311,653
Citigroup	482,412	25,823,514
Comerica	27,913	1,332,567
Fifth Third Bancorp	131,375	2,626,186
Hudson City Bancorp	75,009	723,837
Huntington Bancshares	135,714	1,344,926
JPMorgan Chase & Co.	598,708	36,209,860
KeyCorp	137,421	1,813,957
M&T Bank	21,502	2,627,114
People’s United Financial	51,257	749,377
PNC Financial Services Group	85,758	7,408,634
Regions Financial	219,787	2,182,485
SunTrust Banks	83,777	3,279,032
U.S. Bancorp	286,333	12,197,786
Wells Fargo & Co.	756,234	40,148,463
Zions Bancorporation	33,099	958,878
		172,456,027
Capital Goods—7.5%
3M	103,011	15,840,001
Allegion	15,171	805,428
AMETEK	39,411	2,055,284
Boeing	106,524	13,305,913
Caterpillar	99,709	10,111,490
Cummins	27,469	4,015,418
Danaher	97,781	7,861,592
Deere & Co.	56,727	4,852,428

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Dover	26,149		2,077,277
Eaton	76,033		5,199,897
Emerson Electric	110,695		7,091,122
Fastenal	43,890	[a]	1,932,916
Flowserve	22,375		1,521,276
Fluor	24,629		1,633,888
General Dynamics	50,876		7,110,430
General Electric	1,597,313		41,226,649
Honeywell International	124,334		11,950,984
Illinois Tool Works	57,750		5,258,138
Ingersoll-Rand	43,700		2,736,494
Jacobs Engineering Group	21,659	[b]	1,027,720
Joy Global	15,730		827,870
L-3 Communications Holdings	13,669		1,660,237
Lockheed Martin	42,807		8,157,730
Masco	54,904		1,211,731
Northrop Grumman	32,889		4,537,366
PACCAR	56,968		3,721,150
Pall	16,831		1,538,690
Parker Hannifin	24,205		3,074,761
Pentair	30,207		2,025,379
Precision Castparts	23,129		5,104,570
Quanta Services	33,287	[b]	1,134,421
Raytheon	49,192		5,110,065
Rockwell Automation	22,398		2,516,415
Rockwell Collins	21,655		1,822,268
Roper Industries	16,355		2,588,996
Snap-on	8,890		1,174,725
Stanley Black & Decker	24,725		2,315,249
Textron	43,549		1,808,590
United Rentals	15,519	[b]	1,708,021
United Technologies	135,245		14,471,215
W.W. Grainger	9,829		2,425,797
Xylem	29,866		1,085,928
			217,635,519

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services—.6%
ADT	28,796	[a]	1,032,049
Cintas	14,753		1,080,510
Dun & Bradstreet	6,233		765,475
Equifax	20,120		1,523,889
Nielsen	49,473		2,102,108
Pitney Bowes	33,134		819,735
Republic Services	41,306		1,586,150
Robert Half International	21,748		1,191,355
Stericycle	13,568	[b]	1,709,568
Tyco International	70,000		3,005,100
Waste Management	69,559		3,400,740
			18,216,679
Consumer Durables & Apparel—1.3%
Coach	42,482		1,460,531
D.R. Horton	54,137		1,233,782
Fossil Group	7,121	[b]	723,921
Garmin	19,207	[a]	1,065,604
Harman International Industries	11,327		1,215,840
Hasbro	19,157		1,102,102
Leggett & Platt	21,061		829,382
Lennar, Cl. A	28,095		1,210,333
Mattel	55,847		1,735,166
Michael Kors Holdings	33,372	[b]	2,622,705
Mohawk Industries	10,159	[b]	1,442,984
Newell Rubbermaid	43,211		1,440,223
NIKE, Cl. B	111,708		10,385,493
PulteGroup	51,608		990,358
PVH	13,510		1,544,868
Ralph Lauren	9,782		1,612,465
Under Armour, Cl. A	26,290	[b]	1,724,098
VF	54,488		3,687,748
Whirlpool	12,211		2,100,903
			38,128,506

10

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.6%
Carnival	70,979		2,849,807
Chipotle Mexican Grill	5,019	[b]	3,202,122
Darden Restaurants	21,127		1,093,956
H&R Block	43,097		1,392,464
Marriott International, Cl. A	34,798		2,635,948
McDonald’s	156,110		14,632,190
Starbucks	119,271		9,012,117
Starwood Hotels & Resorts Worldwide	30,894	[c]	2,368,334
Wyndham Worldwide	19,557		1,518,992
Wynn Resorts	12,968		2,464,050
Yum! Brands	70,815		5,086,641
			46,256,621
Diversified Financials—5.1%
Affiliated Managers Group	9,025	[b]	1,803,105
American Express	143,037		12,866,178
Ameriprise Financial	29,572		3,731,099
Bank of New York Mellon	179,485		6,949,659
Berkshire Hathaway, Cl. B	290,209	[b]	40,675,693
BlackRock	20,003		6,823,223
Capital One Financial	90,020		7,450,955
Charles Schwab	183,441		5,259,253
CME Group	51,108		4,283,361
Discover Financial Services	73,757		4,704,221
E*TRADE Financial	47,061	[b]	1,049,460
Franklin Resources	62,623		3,482,465
Goldman Sachs Group	65,113		12,370,819
IntercontinentalExchange Group	18,214		3,793,794
Invesco	69,534		2,814,041
Legg Mason	16,388		852,176
Leucadia National	50,704		1,205,741
McGraw-Hill Financial	43,569		3,942,123
Moody’s	29,733		2,950,406
Morgan Stanley	245,855		8,592,632

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
NASDAQ OMX Group	19,205		830,808
Navient	64,265		1,271,162
Northern Trust	35,740		2,369,562
State Street	68,219		5,147,806
T. Rowe Price Group	41,916		3,440,884
			148,660,626
Energy—9.1%
Anadarko Petroleum	80,296		7,369,567
Apache	61,678		4,761,542
Baker Hughes	69,449		3,678,019
Cabot Oil & Gas	65,501		2,037,081
Cameron International	31,834	[b]	1,895,715
Chesapeake Energy	84,833		1,881,596
Chevron	302,262		36,256,327
Cimarex Energy	13,930		1,583,423
ConocoPhillips	195,475		14,103,521
CONSOL Energy	37,022		1,362,410
Denbury Resources	59,315		735,506
Devon Energy	61,903		3,714,180
Diamond Offshore Drilling	12,150	[a]	458,177
Ensco, Cl. A	37,589		1,525,738
EOG Resources	87,913		8,356,131
EQT	24,347		2,289,592
Exxon Mobil	679,090		65,674,794
FMC Technologies	36,831	[b]	2,064,009
Halliburton	135,004		7,444,121
Helmerich & Payne	17,332		1,504,764
Hess	41,333		3,505,452
Kinder Morgan	105,714	[a]	4,091,132
Marathon Oil	108,452		3,839,201
Marathon Petroleum	44,758		4,068,502
Murphy Oil	27,485		1,467,424
Nabors Industries	44,761		798,984
National Oilwell Varco	69,122		5,021,022
Newfield Exploration	22,823	[b]	744,258
Noble	41,054		858,850

12

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Noble Energy	56,921		3,280,357
Occidental Petroleum	123,885		11,017,093
ONEOK	33,331		1,964,529
Phillips 66	89,640		7,036,740
Pioneer Natural Resources	22,836		4,317,374
QEP Resources	28,011		702,236
Range Resources	26,647		1,822,655
Schlumberger	206,224		20,346,060
Southwestern Energy	58,034	[b]	1,886,685
Spectra Energy	107,893		4,221,853
Tesoro	20,121		1,436,841
Transocean	54,559	[a]	1,627,495
Valero Energy	83,426		4,178,808
Williams	107,662		5,976,318
			262,906,082
Food & Staples Retailing—2.2%
Costco Wholesale	69,585		9,280,551
CVS Health	184,126		15,799,852
Kroger	77,311		4,306,996
Safeway	36,492		1,272,111
Sysco	94,590		3,645,499
Wal-Mart Stores	251,162		19,156,126
Walgreen	139,696		8,971,277
Whole Foods Market	56,902		2,237,956
			64,670,368
Food, Beverage & Tobacco—5.3%
Altria Group	315,324		15,242,762
Archer-Daniels-Midland	104,019		4,888,893
Brown-Forman, Cl. B	25,194		2,334,728
Campbell Soup	28,353		1,252,352
Coca-Cola	628,145		26,306,713
Coca-Cola Enterprises	36,948		1,601,696
ConAgra Foods	67,129		2,305,881
Constellation Brands, Cl. A	27,113	[b]	2,481,924
Dr. Pepper Snapple Group	32,122		2,224,449
General Mills	97,853		5,084,442

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Hershey	24,484		2,348,260
Hormel Foods	22,195		1,196,532
J.M. Smucker	16,104		1,674,816
Kellogg	41,619		2,661,951
Keurig Green Mountain	19,920		3,022,860
Kraft Foods Group	94,968		5,351,447
Lorillard	58,347		3,588,340
McCormick & Co.	20,030		1,416,522
Mead Johnson Nutrition	32,077		3,185,567
Molson Coors Brewing, Cl. B	24,957		1,856,302
Mondelez International, Cl. A	267,688		9,438,679
Monster Beverage	23,486	[b]	2,369,268
PepsiCo	239,721		23,053,969
Philip Morris International	248,504		22,119,341
Reynolds American	48,576		3,055,916
Tyson Foods, Cl. A	47,837		1,930,223
			151,993,833
Health Care Equipment & Services—4.5%
Abbott Laboratories	238,824		10,410,338
Aetna	57,081		4,709,753
AmerisourceBergen	33,566		2,866,872
Baxter International	86,735		6,083,593
Becton Dickinson & Co.	30,298		3,899,353
Boston Scientific	208,633	[b]	2,770,646
C.R. Bard	11,681		1,915,334
Cardinal Health	54,107		4,246,317
CareFusion	33,328	[b]	1,912,027
Cerner	47,845	[b]	3,030,502
Cigna	41,691		4,151,173
Covidien	71,644		6,622,771
DaVita HealthCare Partners	26,992	[b]	2,107,265
DENTSPLY International	21,622		1,097,749
Edwards Lifesciences	17,051	[b]	2,061,807
Express Scripts Holding	119,685	[b]	9,194,202
Humana	24,746		3,435,982
Intuitive Surgical	5,664	[b]	2,808,211

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Laboratory Corporation of America Holdings	13,091	[b]	1,430,715
McKesson	36,743		7,473,894
Medtronic	155,577		10,604,128
Patterson	14,989		646,176
Quest Diagnostics	22,426		1,423,154
St. Jude Medical	45,644		2,928,975
Stryker	48,090		4,209,318
Tenet Healthcare	16,340	[b]	915,857
UnitedHealth Group	154,435		14,672,869
Universal Health Services, Cl. B	14,761		1,530,863
Varian Medical Systems	16,859	[b]	1,418,179
WellPoint	43,440		5,503,414
Zimmer Holdings	27,020		3,005,705
			129,087,142
Household & Personal Products—2.0%
Avon Products	67,707		704,153
Clorox	20,209		2,010,796
Colgate-Palmolive	136,303		9,115,945
Estee Lauder, Cl. A	35,428		2,663,477
Kimberly-Clark	59,286		6,774,611
Procter & Gamble	430,996		37,613,021
			58,882,003
Insurance—2.8%
ACE	53,700		5,869,410
Aflac	72,221		4,313,760
Allstate	69,701		4,520,110
American International Group	226,745		12,146,730
Aon	45,922		3,949,292
Assurant	11,999		818,572
Chubb	37,984		3,774,090
Cincinnati Financial	22,607		1,140,975
Genworth Financial, Cl. A	80,562	[b]	1,127,062
Hartford Financial Services Group	73,150		2,895,277
Lincoln National	41,010		2,245,708
Loews	47,840		2,085,824
Marsh & McLennan	86,131		4,682,942

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
MetLife	178,608		9,687,698
Principal Financial Group	44,069		2,307,894
Progressive	87,758		2,317,689
Prudential Financial	73,713		6,526,549
Torchmark	20,403		1,080,543
Travelers	53,690		5,411,952
Unum Group	41,614		1,392,404
XL Group	41,847		1,417,776
			79,712,257
Materials—3.3%
Air Products & Chemicals	30,304		4,080,737
Airgas	10,791		1,203,628
Alcoa	191,241		3,205,199
Allegheny Technologies	18,249		599,480
Avery Dennison	13,938		652,995
Ball	21,809		1,405,154
Bemis	17,063		656,414
CF Industries Holdings	8,123		2,111,980
Dow Chemical	178,214		8,803,772
E.I. du Pont de Nemours & Co.	145,375		10,052,681
Eastman Chemical	23,370		1,887,829
Ecolab	42,694		4,748,854
FMC	21,628		1,240,366
Freeport-McMoRan	167,679		4,778,852
International Flavors & Fragrances	12,462		1,235,607
International Paper	67,824		3,433,251
LyondellBasell Industries, Cl. A	68,209		6,249,991
Martin Marietta Materials	10,129		1,184,283
MeadWestvaco	27,588		1,218,562
Monsanto	83,295		9,582,257
Mosaic	50,218		2,225,160
Newmont Mining	81,097		1,521,380
Nucor	50,914		2,752,411
Owens-Illinois	26,619	[b]	685,972
PPG Industries	21,799		4,440,238
Praxair	46,280		5,830,817

16

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sealed Air	34,613		1,254,721
Sherwin-Williams	13,100		3,007,236
Sigma-Aldrich	18,661		2,536,217
Vulcan Materials	21,115		1,303,007
			93,889,051
Media—3.5%
Cablevision Systems (NY Group), Cl. A	33,833	[a]	629,970
CBS, Cl. B	77,958		4,226,883
Comcast, Cl. A	411,744		22,790,030
DIRECTV	80,499	[b]	6,986,508
Discovery Communications, Cl. A	24,298	[b]	858,934
Discovery Communications, Cl. C	44,573	[b]	1,559,609
Gannett	36,017		1,134,535
Interpublic Group of Companies	68,341		1,325,132
News Corp., Cl. A	80,582	[b]	1,247,409
Omnicom Group	40,181		2,887,407
Scripps Networks Interactive, Cl. A	15,955		1,232,364
Time Warner	135,775		10,790,039
Time Warner Cable	44,645		6,572,190
Twenty-First Century Fox, Cl. A	299,156		10,314,899
Viacom, Cl. B	60,246		4,378,679
Walt Disney	251,243		22,958,585
			99,893,173
Pharmaceuticals, Biotech &
Life Sciences—9.6%
AbbVie	253,054		16,058,807
Actavis	41,976	[b]	10,189,254
Agilent Technologies	54,233		2,998,000
Alexion Pharmaceuticals	31,342	[b]	5,997,605
Allergan	47,178		8,966,651
Amgen	120,794		19,590,371
Biogen Idec	37,527	[b]	12,049,169
Bristol-Myers Squibb	263,522		15,334,345
Celgene	127,049	[b]	13,605,677
Eli Lilly & Co.	156,174		10,359,021
Gilead Sciences	240,540	[b]	26,940,480

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Hospira	26,634	[b]	1,430,246
Johnson & Johnson	449,014		48,394,729
Mallinckrodt	18,480	[b]	1,703,486
Merck & Co.	459,045		26,597,067
Mylan	60,813	[b]	3,256,536
PerkinElmer	17,539		761,543
Perrigo Company	21,644		3,494,424
Pfizer	1,009,126		30,223,324
Regeneron Pharmaceuticals	11,669	[b]	4,594,319
Thermo Fisher Scientific	63,998		7,524,245
Vertex Pharmaceuticals	38,285	[b]	4,312,422
Waters	13,924	[b]	1,542,779
Zoetis	79,439		2,951,953
			278,876,453
Real Estate—2.4%
American Tower	63,705	[c]	6,211,238
Apartment Investment &
Management, Cl. A	22,586	[c]	808,353
AvalonBay Communities	20,685	[c]	3,223,550
Boston Properties	24,783	[c]	3,141,245
CBRE Group, Cl. A	44,192	[b]	1,414,144
Crown Castle International	52,811		4,125,595
Equity Residential	57,141	[c]	3,974,728
Essex Property Trust	10,060	[c]	2,029,706
General Growth Properties	102,371	[c]	2,652,433
HCP	73,133	[c]	3,215,658
Health Care	51,136	[c]	3,636,281
Host Hotels & Resorts	123,608	[c]	2,881,303
Iron Mountain	26,035		939,082
Kimco Realty	66,835	[c]	1,667,533
Macerich	21,721	[c]	1,531,330
Plum Creek Timber	27,112	[c]	1,111,863
Prologis	80,112	[c]	3,336,665
Public Storage	23,269	[c]	4,289,407
Simon Property Group	49,323	[c]	8,839,175

18

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Ventas	46,403	[c]	3,179,070
Vornado Realty Trust	27,638	[c]	3,025,808
Weyerhaeuser	84,481	[c]	2,860,527
			68,094,694
Retailing—4.2%
Amazon.com	60,263	[b]	18,407,936
AutoNation	11,051	[b]	632,780
AutoZone	5,213	[b]	2,885,500
Bed Bath & Beyond	31,709	[b]	2,135,284
Best Buy	47,396		1,618,099
CarMax	34,350	[b]	1,920,509
Dollar General	48,662	[b]	3,049,648
Dollar Tree	33,077	[b]	2,003,474
Expedia	15,284		1,298,681
Family Dollar Stores	15,899		1,244,733
GameStop, Cl. A	18,678	[a]	798,671
Gap	44,752		1,695,653
Genuine Parts	25,175		2,443,989
Home Depot	214,094		20,878,447
Kohl’s	33,079		1,793,543
L Brands	39,867		2,875,208
Lowe’s	158,444		9,062,997
Macy’s	55,743		3,223,060
Netflix	9,506	[b]	3,733,672
Nordstrom	23,390		1,698,348
O’Reilly Automotive	16,574	[b]	2,915,035
PetSmart	16,429		1,188,638
Priceline Group	8,326	[b]	10,042,904
Ross Stores	33,030		2,666,182
Staples	103,238	[a]	1,309,058
Target	100,472		6,211,179
The TJX Companies	111,008		7,029,027
Tiffany & Co	17,877		1,718,337
Tractor Supply	21,214		1,553,289
TripAdvisor	17,759	[b]	1,574,513

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Urban Outfitters	15,452	[b]	469,123
			120,077,517
Semiconductors & Semiconductor
Equipment—2.3%
Altera	50,528		1,736,647
Analog Devices	50,863		2,523,822
Applied Materials	192,627		4,255,130
Avago Technologies	40,565		3,498,731
Broadcom, Cl. A	86,309		3,614,621
First Solar	11,591	[b]	682,710
Intel	787,853		26,794,881
KLA-Tencor	25,943		2,053,388
Lam Research	25,399		1,977,566
Linear Technology	39,267		1,682,198
Microchip Technology	32,793	[a]	1,413,706
Micron Technology	169,693	[b]	5,615,141
NVIDIA	81,385		1,590,263
Texas Instruments	169,420		8,413,397
Xilinx	42,027		1,869,361
			67,721,562
Software & Services—10.2%
Accenture, Cl. A	100,183		8,126,845
Adobe Systems	74,827	[b]	5,246,869
Akamai Technologies	27,865	[b]	1,680,260
Alliance Data Systems	8,681	[b]	2,459,761
Autodesk	35,674	[b]	2,052,682
Automatic Data Processing	76,206		6,232,127
CA	52,085		1,513,590
Citrix Systems	27,014	[b]	1,735,109
Cognizant Technology Solutions, Cl. A	98,340	[b]	4,803,909
Computer Sciences	22,357		1,350,363
eBay	179,380	[b]	9,417,450
Electronic Arts	49,238	[b]	2,017,281
Facebook, Cl. A	331,718	[b]	24,875,533
Fidelity National Information Services	46,616		2,721,908
Fiserv	39,818	[b]	2,766,555

20

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	45,208	[b]	25,672,267
Google, Cl. C	45,203	[b]	25,272,093
International Business Machines	147,641		24,272,180
Intuit	44,868		3,948,833
MasterCard, Cl. A	156,395		13,098,081
Microsoft	1,312,041		61,600,325
Oracle	517,306		20,200,799
Paychex	51,848		2,433,745
Red Hat	29,561	[b]	1,741,734
salesforce.com	91,187	[b]	5,835,056
Symantec	112,633		2,795,551
Teradata	25,169	[b]	1,065,152
Total System Services	27,248		920,710
VeriSign	18,423	[a,b]	1,100,958
Visa, Cl. A	78,282		18,899,623
Western Union	86,653		1,469,635
Xerox	170,340		2,262,115
Yahoo!	146,614	[b]	6,751,575
			296,340,674
Technology Hardware &
Equipment—6.7%
Amphenol, Cl. A	50,544		2,556,516
Apple	953,631		102,992,148
Cisco Systems	811,153		19,848,914
Corning	205,793		4,204,351
EMC	322,120		9,254,508
F5 Networks	11,439	[b]	1,406,768
FLIR Systems	21,125		708,321
Harris	17,345		1,207,212
Hewlett-Packard	296,449		10,636,590
Jabil Circuit	31,406		657,956
Juniper Networks	65,731		1,384,952
Motorola Solutions	35,159		2,267,755
NetApp	50,124		2,145,307
QUALCOMM	266,601		20,930,845
SanDisk	36,000		3,389,040

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
Seagate Technology	52,674		3,309,507
TE Connectivity	66,100		4,040,693
Western Digital	34,723		3,415,702
			194,357,085
Telecommunication Services—2.3%
AT&T	825,325		28,754,323
CenturyLink	90,086		3,736,767
Frontier Communications	159,972	[a]	1,046,217
Verizon Communications	659,768		33,153,342
Windstream Holdings	92,271		967,000
			67,657,649
Transportation—2.1%
C.H. Robinson Worldwide	22,929		1,586,916
CSX	158,285		5,639,695
Delta Air Lines	134,731		5,420,228
Expeditors International of
Washington	32,186		1,373,055
FedEx	42,529		7,119,355
Kansas City Southern	17,327		2,127,582
Norfolk Southern	49,037		5,425,454
Ryder System	7,995		707,318
Southwest Airlines	108,234		3,731,908
Union Pacific	142,691		16,616,367
United Parcel Service, Cl. B	111,749		11,723,588
			61,471,466
Utilities—3.1%
AES	105,234		1,480,642
AGL Resources	18,391		991,459
Ameren	37,509		1,588,131
American Electric Power	78,444		4,576,423
CenterPoint Energy	70,221		1,723,926
CMS Energy	44,184		1,443,491
Consolidated Edison	46,123		2,922,353
Dominion Resources	92,389		6,587,336
DTE Energy	27,799		2,283,966

22

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Duke Energy	112,270		9,222,981
Edison International	52,765		3,302,034
Entergy	28,592		2,402,300
Exelon	136,002		4,976,313
FirstEnergy	68,893		2,572,465
Integrys Energy Group	13,074		950,218
NextEra Energy	69,192		6,934,422
NiSource	50,286		2,115,029
Northeast Utilities	50,891		2,511,471
NRG Energy	53,105		1,592,088
Pepco Holdings	41,023		1,121,569
PG&E	75,903		3,819,439
Pinnacle West Capital	17,561		1,079,475
PPL	104,928		3,671,431
Public Service Enterprise Group	80,248		3,315,045
SCANA	23,468	[a]	1,288,159
Sempra Energy	37,303		4,103,330
Southern	142,001		6,583,166
TECO Energy	36,163		709,156
Wisconsin Energy	34,910		1,733,631
Xcel Energy	79,523		2,661,634
			90,263,083
Total Common Stocks
(cost $1,102,039,761)			2,856,473,596
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.02%, 3/12/15
(cost $2,874,831)	2,875,000	[d]	2,874,641

Other Investment—1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $52,285,140)	52,285,140	[e]	52,285,140

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $9,077,652)	9,077,652 [e]	9,077,652
Total Investments (cost $1,166,277,384)	100.9%	2,920,711,029
Liabilities, Less Cash and Receivables	(.9%)	(26,640,434)
Net Assets	100.0%	2,894,070,595

a Security, or portion thereof, on loan.At October 31, 2014, the value of the fund’s securities on loan was
$15,589,474 and the value of the collateral held by the fund was $15,725,658, consisting of cash collateral of
$9,077,652 and U.S. Government and Agency securities valued at $6,648,006.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	10.2	Real Estate	2.4
Pharmaceuticals,		Semiconductors &
Biotech & Life Sciences	9.6	Semiconductor Equipment	2.3
Energy	9.1	Telecommunication Services	2.3
Capital Goods	7.5	Food & Staples Retailing	2.2
Technology Hardware & Equipment	6.7	Short-Term/
Banks	6.0	Money Market Investments	2.2
Food, Beverage & Tobacco	5.3	Transportation	2.1
Diversified Financials	5.1	Household & Personal Products	2.0
Health Care Equipment & Services	4.5	Consumer Services	1.6
Retailing	4.2	Consumer Durables & Apparel	1.3
Media	3.5	Automobiles & Components	1.0
Materials	3.3	Commercial & Professional Services	.6
Utilities	3.1
Insurance	2.8		100.9

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES

October 31, 2014

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	577	58,028,890	December 2014	1,630,479

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,589,474)—Note 1(b):
Unaffiliated issuers	1,104,914,592	2,859,348,237
Affiliated issuers	61,362,792	61,362,792
Cash		2,227,947
Dividends and securities lending income receivable		2,863,688
Receivable for futures variation margin—Note 4		669,680
Receivable for shares of Common Stock subscribed		412,117
		2,926,884,461
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,171,085
Payable for shares of Common Stock redeemed		22,563,216
Liability for securities on loan—Note 1(b)		9,077,652
Accrued expenses		1,913
		32,813,866
Net Assets ($)		2,894,070,595
Composition of Net Assets ($):
Paid-in capital		1,001,647,230
Accumulated undistributed investment income—net		34,710,216
Accumulated net realized gain (loss) on investments		101,649,025
Accumulated net unrealized appreciation (depreciation)
on investments (including $1,630,479 net unrealized
appreciation on financial futures)		1,756,064,124
Net Assets ($)		2,894,070,595
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		53,598,033
Net Asset Value, offering and redemption price per share ($)		54.00
See notes to financial statements.

26

STATEMENT OF OPERATIONS

Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $6,097 foreign taxes withheld at source):
Unaffiliated issuers	58,036,329
Affiliated issuers	17,269
Income from securities lending—Note 1(b)	97,309
Interest	354
Total Income	58,151,261
Expenses:
Management fee—Note 3(a)	7,128,246
Shareholder servicing costs—Note 3(b)	7,128,246
Directors’ fees—Note 3(a,c)	198,391
Loan commitment fees—Note 2	27,151
Interest expense—Note 2	4,519
Total Expenses	14,486,553
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(198,391)
Net Expenses	14,288,162
Investment Income—Net	43,863,099
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	153,082,935
Net realized gain (loss) on financial futures	3,031,579
Net Realized Gain (Loss)	156,114,514
Net unrealized appreciation (depreciation) on investments	239,337,631
Net unrealized appreciation (depreciation) on financial futures	1,409,185
Net Unrealized Appreciation (Depreciation)	240,746,816
Net Realized and Unrealized Gain (Loss) on Investments	396,861,330
Net Increase in Net Assets Resulting from Operations	440,724,429

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment income—net	43,863,099	44,315,533
Net realized gain (loss) on investments	156,114,514	54,132,849
Net unrealized appreciation
(depreciation) on investments	240,746,816	497,582,084
Net Increase (Decrease) in Net Assets
Resulting from Operations	440,724,429	596,030,466
Dividends to Shareholders from ($):
Investment income—net	(42,005,434)	(41,840,455)
Net realized gain on investments	(58,045,862)	(32,223,101)
Total Dividends	(100,051,296)	(74,063,556)
Capital Stock Transactions ($):
Net proceeds from shares sold	531,021,816	622,424,752
Dividends reinvested	98,667,522	72,174,741
Cost of shares redeemed	(831,692,232)	(788,067,025)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(202,002,894)	(93,467,532)
Total Increase (Decrease) in Net Assets	138,670,239	428,499,378
Net Assets ($):
Beginning of Period	2,755,400,356	2,326,900,978
End of Period	2,894,070,595	2,755,400,356
Undistributed investment income—net	34,710,216	33,551,676
Capital Share Transactions (Shares):
Shares sold	10,547,420	14,520,000
Shares issued for dividends reinvested	2,027,090	1,889,752
Shares redeemed	(16,447,951)	(18,408,216)
Net Increase (Decrease) in Shares Outstanding	(3,873,441)	(1,998,464)

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	47.94	39.13	34.90	33.62	29.45
Investment Operations:
Investment income—net[a]	.77	.75	.63	.55	.49
Net realized and unrealized
gain (loss) on investments	7.05	9.32	4.38	2.00	4.19
Total from
Investment Operations	7.82	10.07	5.01	2.55	4.68
Distributions:
Dividends from
investment income—net	(.74)	(.71)	(.56)	(.51)	(.51)
Dividends from net realized
gain on investments	(1.02)	(.55)	(.22)	(.76)	—
Total Distributions	(1.76)	(1.26)	(.78)	(1.27)	(.51)
Net asset value, end of period	54.00	47.94	39.13	34.90	33.62
Total Return (%)	16.71	26.56	14.67	7.61	16.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.54	1.75	1.71	1.55	1.55
Portfolio Turnover Rate	3.56	2.92	3.20	3.38	5.45
Net Assets, end of period
($ x 1,000)	2,894,071	2,755,400	2,326,901	2,230,524	2,327,872

a Based on average shares outstanding.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

30

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when

32

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,848,826,422	—	—	2,848,826,422
Equity Securities—
Foreign
Common Stocks†	7,647,174	—	—	7,647,174
Mutual Funds	61,362,792	—	—	61,362,792
U.S. Treasury	—	2,874,641	—	2,874,641
Other Financial
Instruments:
Financial Futures††	1,630,479	—	—	1,630,479

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended October 31, 2014, The Bank of New York Mellon earned $23,193 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

34

in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013($)	Purchases ($)	Sales ($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	16,179,554	322,641,250	286,535,664	52,285,140	1.8
Dreyfus
Institutional
Cash
Advantage
Fund	9,096,284	134,251,262	134,269,894	9,077,652.3
Total	25,275,838	456,892,512	420,805,558	61,362,792	2.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $37,985,193, undistributed capital gains $143,393,333 and unrealized appreciation $1,711,044,839.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014 and October 31, 2013 were as follows: ordinary income $45,566,567 and $44,234,704, and long-term capital gains $54,484,729 and $29,828,852, respectively.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $699,125 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

36

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2014 was approximately $414,500 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2014, fees reimbursed by the Manager amounted to $198,391.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, the fund was charged $7,128,246 pursuant to the Shareholder Services Plan.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $593,213 and Shareholder Services Plan fees $593,213, which are offset against an expense reimbursement currently in effect in the amount of $15,341.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2014, amounted to $100,911,395 and $375,528,873, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in

38

the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Equity financial futures	28,533,343

At December 31, 2014, the cost of investments for federal income tax purposes was $1,209,666,190; accordingly, accumulated net unrealized appreciation on investments was $1,711,044,839, consisting of $1,776,447,428 gross unrealized appreciation and $65,402,589 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consoli-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

dated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation

(S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

40

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL, including all cases with Deutsche Bank Trust Company Americas or William A. Niese as the lead plaintiff.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014. Oral argument before the Second Circuit took place on November 5, 2014.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

As of November 30, 2014, no answers to the Fifth Amended Complaint in the FitzSimons case may be filed.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

42

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

The Fund 43

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2014 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2014, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $45,566,567 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns. Also, the fund hereby designates $.9496 per share as a long-term capital gain distribution and $.0626 per share as a short-term capital gain distribution paid on December 27, 2013 and the fund also reports $.0081 per share as a long-term capital gain distribution paid on March 18, 2014.

44

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

46

OFFICERS OF THE FUND (Unaudited)

The Fund 47

OFFICERS OF THE FUND (Unaudited) (continued)

48

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

Dreyfus
Smallcap
Stock Index Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Important Tax Information
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Smaller and more economically sensitive stocks generally fared well over the reporting period’s first half, but larger, better established companies rallied more strongly over the second half.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Smallcap Stock Index Fund produced a total return of 8.91%.1 In comparison, the Standard & Poor’s SmallCap 600® Index (“S&P 600 Index”), the fund’s benchmark, produced a 9.29% total return for the same period.2,3

Despite bouts of occasional volatility, sustained improvement in U.S. economic conditions generally helped support stock market gains over the reporting period. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 600 Index.

Small-Cap Stocks Climbed Despite Bouts of Volatility

The S&P 600 Index gained value over the final months of 2013 amid falling unemployment and intensifying manufacturing activity. The Federal Reserve Board (the “Fed”) appeared to confirm the economic recovery’s sustainability in December, when it began to back gradually away from its quantitative easing program. Stocks gave up some of their previous gains in January, when concerns arose regarding economic and political instability in the emerging markets. In addition, U.S. GDP contracted at

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

a surprising annualized 2.1% rate over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending, housing market activity, and export activity.

U.S. stocks soon rebounded, with the S&P 600 Index climbing to a new record high by the beginning of July as investors responded positively to expectations that the Fed would keep short-term interest rates low even as labor markets, manufacturing activity, consumer confidence, and other economic indicators improved. In fact, the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter of the year.

The market encountered renewed volatility in July and September, when disappointing economic growth in Europe, China, and Japan sparked concerns that a weak global economy might derail the U.S. expansion. However, strong corporate earnings and solid domestic economic data—including an estimated 3.5% annualized GDP growth rate for the third quarter of 2014—enabled the S&P 600 Index to rebound by the reporting period’s end.

In this environment, small-cap stocks produced lower returns, on average, than their large- and midcap counterparts.

Technology and Financial Stocks Led Market’s Advance

Results during the reporting period were especially robust in the information technology sector, where software companies benefited from rising demand for cloud computing and data security products. Makers of supply chain management software fared well due to greater enterprise spending among businesses seeking to enhance efficiency. Gaming software developers saw sales improve after releasing a number of new products. Developers of software for mobile payments, data storage, and identification systems also encountered intensifying demand. In another area of the technology sector, small-cap semiconductor equipment makers benefited from robust consumer demand for new smartphones.

Among financial companies, real estate investment trusts (REITs) gained value amid greater demand from income-oriented investors seeking competitive yields from dividend-paying stocks in a low interest-rate environment. REITs specializing in leisure properties and residential rental properties fared especially well. Regional

4

banks also gained value as mortgage lending and refinancing volumes increased, and investors responded positively to a more lenient regulatory environment than the one in which larger banks operate. In the health care sector, strong research-and-development pipelines and robust mergers-and-acquisitions activity lifted the stocks of biotechnology firms. Producers of generic drugs also benefited from greater takeover interest from major drug makers.

On the other hand, in the energy sector, falling oil prices led to weak results from offshore drillers, and coal producers were hurt by competition from lower cost natural gas. In other industry groups, small tobacco producers lost value due to declining consumption trends and competition from larger rivals, some chemical companies were hurt by falling oil prices, and gun manufacturers and other leisure product producers encountered slackening demand.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/14
	1	Year	5 Years	10 Years
Fund	8.91%		18.91%	9.63%
Standard & Poor’s SmallCap 600 Index	9.29%		19.24%	9.88%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Smallcap Stock Index Fund on 10/31/04 to a $10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.58
Ending value (after expenses)	$1,046.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—99.5%	Shares		Value ($)
Automobiles & Components—.6%
Dorman Products	78,281	[a]	3,629,107
Drew Industries	61,716		2,966,071
Standard Motor Products	53,229		2,103,610
Superior Industries International	37,955		740,502
Winnebago Industries	70,269	[a]	1,490,405
			10,929,695
Banks—8.4%
Bank Mutual	165,021		1,087,488
Bank of the Ozarks	155,517		5,480,419
Banner	65,139		2,815,308
BBCN Bancorp	185,555		2,623,748
BofI Holding	29,392	[a]	2,263,772
Boston Private Financial Holdings	253,456		3,332,946
Brookline Bancorp	126,998		1,217,911
Cardinal Financial	55,292		1,061,606
City Holding	37,313		1,678,712
Columbia Banking System	121,171		3,366,130
Community Bank System	92,193		3,517,163
CVB Financial	284,178		4,484,329
Dime Community Bancshares	49,857		785,248
F.N.B	415,507		5,314,335
First BanCorp	336,333	[a]	1,752,295
First Commonwealth Financial	283,544		2,651,136
First Financial Bancorp	143,697		2,520,445
First Financial Bankshares	158,776		5,045,901
First Midwest Bancorp	231,751		3,891,099
Glacier Bancorp	217,186		6,231,066
Hanmi Financial	112,595		2,415,163
Home BancShares	134,888		4,305,625
Independent Bank	47,972		1,957,258
MB Financial	162,487		5,126,465
National Penn Bancshares	359,055		3,694,676
NBT Bancorp	91,610		2,352,545
Northwest Bancshares	219,534		2,816,621
Old National Bancorp	311,789		4,536,530
Oritani Financial	136,475		2,015,736

8

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Pinnacle Financial Partners	101,121		3,963,943
PrivateBancorp	202,363		6,540,372
Provident Financial Services	162,688		2,965,802
S&T Bancorp	99,683		2,750,254
Simmons First National, Cl. A	54,265		2,278,587
Sterling Bancorp	180,094		2,532,122
Susquehanna Bancshares	459,246		4,505,203
Texas Capital Bancshares	104,390	[a]	6,383,449
Tompkins Financial	20,235		1,015,797
TrustCo Bank	184,658		1,348,003
UMB Financial	91,057		5,425,176
United Bankshares	153,943		5,277,166
United Community Banks	135,541		2,443,804
ViewPoint Financial Group	105,269		2,870,686
Westamerica Bancorporation	64,820		3,198,219
Wilshire Bancorp	169,402		1,677,080
Wintrust Financial	123,525		5,721,678
			151,239,017
Capital Goods—10.3%
AAON	131,839		2,590,636
AAR	104,870		2,779,055
Aceto	70,596		1,605,353
Actuant, Cl. A	196,005		6,211,399
Aegion	91,284	[a]	1,672,323
AeroVironment	36,172	[a]	1,108,672
Albany International, Cl. A	81,615		3,083,415
American Science & Engineering	22,657		1,252,932
American Woodmark	43,628	[a]	1,784,822
Apogee Enterprises	69,254		3,040,251
Applied Industrial Technologies	114,890		5,607,781
Astec Industries	52,446		1,988,228
AZZ	57,589		2,692,862
Barnes Group	124,422		4,548,868
Briggs & Stratton	147,606		2,983,117
CIRCOR International	47,937		3,602,466
Comfort Systems USA	110,011		1,689,769

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Cubic	47,076		2,270,946
Curtiss-Wright	129,134		8,937,364
DXP Enterprises	28,587	[a]	1,895,032
Dycom Industries	84,214	[a]	2,643,477
EMCOR Group	177,488		7,832,545
Encore Wire	54,756		2,077,443
EnerSys	126,861		7,966,871
Engility Holdings	62,414	[a]	2,696,285
EnPro Industries	58,654	[a]	3,784,943
ESCO Technologies	83,803		3,186,190
Federal Signal	202,878		2,880,868
Franklin Electric	92,574		3,456,713
GenCorp	132,148	[a]	2,241,230
General Cable	131,907		1,869,122
Gibraltar Industries	67,653	[a]	1,031,708
Griffon	120,012		1,474,947
Hillenbrand	162,403		5,406,396
John Bean Technologies	83,222		2,494,163
Kaman	62,967		2,711,359
Lindsay	37,246		3,266,474
Lydall	49,238	[a]	1,522,931
Moog, Cl. A	120,978	[a]	9,259,656
Mueller Industries	138,050		4,481,103
National Presto Industries	9,225		581,729
Orbital Sciences	164,483	[a]	4,325,903
Orion Marine Group	50,589	[a]	554,455
PGT	82,599	[a]	776,844
Powell Industries	17,611		801,829
Quanex Building Products	109,758		2,197,355
Simpson Manufacturing	123,795		4,095,139
Standex International	35,494		3,061,358
TASER International	149,097	[a]	2,808,987
Teledyne Technologies	104,105	[a]	10,788,401
Tennant	46,071		3,396,815
Titan International	105,910		1,118,410
Toro	154,146		9,515,433

10

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Universal Forest Products	60,167		3,006,545
Veritiv	21,493		969,549
Vicor	30,461	[a]	414,574
Watts Water Technologies, Cl. A	73,570		4,460,549
			186,503,590
Commercial & Professional Services—4.0%
ABM Industries	122,066		3,373,904
Brady, Cl. A	120,903		2,882,328
CDI	36,364		625,097
Exponent	34,028		2,716,115
G&K Services, Cl. A	52,956		3,339,935
Healthcare Services Group	166,387		4,955,005
Heidrick & Struggles International	36,877		767,779
Insperity	57,339		1,809,619
Interface	153,035		2,453,151
Kelly Services, Cl. A	90,009		1,586,859
Korn/Ferry International	143,007	[a]	3,994,186
Matthews International, Cl. A	77,425		3,567,744
Mobile Mini	109,569		4,802,409
Navigant Consulting	146,509	[a]	2,254,774
On Assignment	130,851	[a]	3,807,764
Resources Connection	104,396		1,615,006
Tetra Tech	156,083		4,184,585
The Brink’s Company	147,480		3,097,080
TrueBlue	131,143	[a]	3,241,855
UniFirst	46,438		5,180,623
United Stationers	107,777		4,501,845
US Ecology	56,651		2,848,412
Viad	41,695		1,063,639
WageWorks	74,499	[a]	4,247,188
			72,916,902
Consumer Durables & Apparel—3.7%
Arctic Cat	41,737		1,404,868
Callaway Golf	148,917		1,167,509
Crocs	197,221	[a]	2,303,541
Ethan Allen Interiors	78,233		2,213,994

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
G-III Apparel Group	48,738	[a]	3,867,360
Helen of Troy	67,487	[a]	4,174,071
Iconix Brand Group	133,749	[a]	5,351,297
iRobot	71,546	[a]	2,555,623
La-Z-Boy	160,450		3,667,887
M/I Homes	58,256	[a]	1,254,834
Meritage Homes	93,735	[a]	3,448,511
Movado Group	60,784		2,145,675
Oxford Industries	38,198		2,339,628
Perry Ellis International	15,275	[a]	312,374
Quiksilver	318,458	[a]	557,302
Ryland Group	122,574		4,389,375
Skechers USA, Cl. A	108,515	[a]	5,941,196
Standard Pacific	379,595	[a]	2,809,003
Steven Madden	162,307	[a]	5,088,324
Sturm Ruger & Co.	52,900		2,204,872
Universal Electronics	45,404	[a]	2,583,034
Wolverine World Wide	275,531		7,477,911
			67,258,189
Consumer Services—4.3%
American Public Education	54,730	[a]	1,696,083
Biglari Holdings	2,512	[a]	877,090
BJ’s Restaurants	51,041	[a]	2,246,825
Bob Evans Farms	64,670		3,159,130
Boyd Gaming	181,231	[a]	2,093,218
Buffalo Wild Wings	52,334	[a]	7,812,420
Capella Education	29,091		2,057,897
Career Education	123,606	[a]	716,915
Cracker Barrel Old Country Store	60,818		7,015,356
DineEquity	44,028		3,916,731
Interval Leisure Group	110,766		2,330,517
Jack in the Box	110,811		7,872,013
Marcus	68,456		1,172,651
Marriott Vacations Worldwide	84,754		5,885,318
Monarch Casino & Resort	38,400	[a]	624,768
Multimedia Games Holding Company	86,522	[a]	3,019,618

12

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Papa John’s International	72,765		3,402,491
Pinnacle Entertainment	146,619	[a]	3,757,845
Red Robin Gourmet Burgers	34,034	[a]	1,870,849
Regis	87,539		1,486,412
Ruby Tuesday	125,927	[a]	967,119
Ruth’s Hospitality Group	110,912		1,349,799
Scientific Games, Cl. A	105,091	[a]	1,236,921
Sonic	149,562		3,770,458
Strayer Education	29,270	[a]	2,142,271
Texas Roadhouse	170,426		4,920,199
Universal Technical Institute	43,320		515,941
			77,916,855
Diversified Financials—3.9%
Calamos Asset Management, Cl. A	67,277		921,695
Cash America International	80,202		3,941,928
Encore Capital Group	50,836	[a]	2,313,546
Evercore Partners, Cl. A	100,866		5,221,833
EZCORP, Cl. A	120,166	[a]	1,355,472
Financial Engines	137,292		5,473,832
First Cash Financial Services	78,462	[a]	4,635,535
FXCM, Cl. A	75,421		1,241,430
Green Dot, Cl. A	89,763	[a]	2,145,336
Greenhill & Co.	72,499		3,262,455
HFF, Cl. A	102,414		3,223,993
Interactive Brokers Group, Cl. A	129,403		3,341,185
Investment Technology Group	124,506	[a]	2,232,393
MarketAxess Holdings	106,242		6,868,545
Piper Jaffray	49,556	[a]	2,797,932
Portfolio Recovery Associates	138,692	[a]	8,772,269
Stifel Financial	161,924	[a]	7,693,009
Virtus Investment Partners	19,816		3,551,225
World Acceptance	30,532	[a]	2,187,923
			71,181,536
Energy—4.1%
Approach Resources	87,128	[a]	862,567
Arch Coal	529,617		1,143,973

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Basic Energy Services	90,847	[a]	1,171,926
Bill Barrett	130,406	[a]	1,982,171
Bristow Group	91,541		6,764,880
C&J Energy Services	117,625	[a]	2,271,339
Carrizo Oil & Gas	111,394	[a]	5,785,804
Cloud Peak Energy	134,641	[a]	1,611,653
Comstock Resources	131,714		1,559,494
Contango Oil & Gas	41,176	[a]	1,505,806
Era Group	61,168	[a]	1,430,720
Exterran Holdings	164,886		6,484,966
Geospace Technologies	29,863	[a]	919,482
Green Plains	92,148		3,151,462
Gulf Island Fabrication	35,016		740,238
GulfMark Offshore, Cl. A	65,197		1,966,342
Hornbeck Offshore Services	80,923	[a]	2,481,099
ION Geophysical	416,928	[a]	1,167,398
Matrix Service	76,699	[a]	1,922,077
Newpark Resources	252,175	[a]	2,882,360
Northern Oil and Gas	145,444	[a]	1,643,517
Paragon Offshore	224,514	[a]	1,093,383
PDC Energy	101,238	[a]	4,426,125
Penn Virginia	172,256	[a]	1,476,234
PetroQuest Energy	161,289	[a]	758,058
Pioneer Energy Services	185,345	[a]	1,701,467
Rex Energy	127,605	[a]	1,000,423
SEACOR Holdings	53,280	[a]	4,392,936
Stone Energy	148,304	[a]	3,633,448
Swift Energy	97,977	[a]	671,142
Synergy Resources	168,415	[a]	2,052,979
Tesco	108,185		2,059,842
TETRA Technologies	203,646	[a]	1,940,746
			74,656,057
Food & Staples Retailing—.8%
Andersons	74,346		4,738,071
Casey’s General Stores	99,795		8,170,217
SpartanNash	88,633		1,986,266
			14,894,554

14

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—2.7%
Alliance One International	333,748	[a]	677,509
B&G Foods	125,611		3,700,500
Boston Beer, Cl. A	21,266	[a]	5,295,234
Cal-Maine Foods	35,694		3,133,576
Calavo Growers	25,423		1,234,032
Darling Ingredients	405,394	[a]	7,134,934
Diamond Foods	47,018	[a]	1,417,593
J&J Snack Foods	37,416		3,854,970
Sanderson Farms	58,494		4,912,326
Seneca Foods, Cl. A	22,294	[a]	599,263
Snyder’s-Lance	144,276		4,297,982
TreeHouse Foods	107,950	[a]	9,194,102
Universal	60,636		2,698,302
			48,150,323
Health Care Equipment & Services—7.9%
Abaxis	56,193		2,959,123
ABIOMED	84,454	[a]	2,769,247
Air Methods	87,516	[a]	4,133,381
Almost Family	13,758	[a]	405,036
Amedisys	78,623	[a]	2,052,060
AMN Healthcare Services	124,131	[a]	2,128,847
AmSurg	108,142	[a]	5,840,750
Analogic	38,499		2,808,117
AngioDynamics	67,007	[a]	1,139,119
Anika Therapeutics	48,227	[a]	1,935,832
Bio-Reference Laboratories	55,869	[a]	1,678,305
Cantel Medical	84,349		3,576,398
Chemed	50,543		5,224,124
Computer Programs & Systems	24,403		1,536,901
CONMED	78,023		3,276,186
CorVel	34,141	[a]	1,175,133
Cross Country Healthcare	75,159	[a]	726,788
CryoLife	87,117		893,820
Cyberonics	62,683	[a]	3,290,858
Cynosure, Cl. A	33,848	[a]	856,016
Ensign Group	47,865		1,853,333
Gentiva Health Services	57,648	[a]	1,135,666

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Greatbatch	75,000	[a]	3,764,250
Haemonetics	133,757	[a]	5,045,314
Hanger	82,302	[a]	1,969,487
HealthStream	47,212	[a]	1,461,684
Healthways	83,531	[a]	1,294,731
ICU Medical	37,464	[a]	2,656,198
Integra LifeSciences Holdings	55,340	[a]	2,828,427
Invacare	78,435		1,232,214
IPC The Hospitalist	41,222	[a]	1,717,309
Kindred Healthcare	164,149		3,570,241
Landauer	29,920		1,070,837
LHC Group	45,193	[a]	1,100,450
Magellan Health	80,568	[a]	4,875,975
Masimo	133,117	[a]	3,359,873
MedAssets	162,212	[a]	3,513,512
Medidata Solutions	130,480	[a]	5,885,953
Meridian Bioscience	120,398		2,232,179
Merit Medical Systems	89,044	[a]	1,349,017
Molina Healthcare	74,919	[a]	3,644,060
MWI Veterinary Supply	32,118	[a]	5,448,979
Natus Medical	94,607	[a]	3,216,638
Neogen	88,482	[a]	3,884,360
NuVasive	116,837	[a]	4,778,633
Omnicell	100,677	[a]	3,252,874
PharMerica	87,688	[a]	2,515,769
Providence Service	29,736	[a]	1,313,736
Quality Systems	140,252		2,119,208
SurModics	60,829	[a]	1,316,948
Symmetry Medical	124,679	[a]	1,234,322
West Pharmaceutical Services	197,004		10,096,455
			143,144,673
Household & Personal Products—.4%
Central Garden & Pet, Cl. A	93,361	[a]	801,971
Inter Parfums	50,373		1,430,593
Medifast	42,236	[a]	1,340,571
WD-40	39,322		3,014,818
			6,587,953

16

Common Stocks (continued)	Shares		Value ($)
Insurance—2.3%
American Equity Investment Life Holding	195,667		5,050,165
AMERISAFE	41,460		1,728,882
eHealth	42,233	[a]	1,053,713
Employers Holdings	97,538		1,988,800
HCI Group	23,906		1,215,381
Horace Mann Educators	90,463		2,750,980
Infinity Property & Casualty	27,988		2,043,404
Meadowbrook Insurance Group	69,905		445,295
Navigators Group	32,336	[a]	2,201,758
ProAssurance	142,954		6,687,388
RLI	85,473		4,238,606
Safety Insurance Group	28,939		1,805,215
Selective Insurance Group	158,735		4,098,538
Stewart Information Services	60,370		2,132,268
United Fire Group	60,477		1,964,293
Universal Insurance Holdings	81,508		1,426,390
			40,831,076
Materials—5.8%
A. Schulman	78,696		2,786,625
A.M. Castle & Co.	79,534	[a]	584,575
AK Steel Holding	457,590	[a]	3,463,956
American Vanguard	25,108		289,746
Balchem	78,236		5,061,869
Boise Cascade	86,856	[a]	3,132,027
Calgon Carbon	164,715	[a]	3,463,956
Century Aluminum	144,418	[a]	4,228,559
Clearwater Paper	60,092	[a]	3,866,920
Deltic Timber	21,708		1,412,974
Flotek Industries	108,709	[a]	2,408,991
FutureFuel	79,359		1,057,062
Glatfelter	103,789		2,618,596
Globe Specialty Metals	198,447		3,732,788
H.B. Fuller	122,244		5,130,581
Hawkins	9,943		382,905
Haynes International	24,753		1,150,767
Headwaters	198,039	[a]	2,515,095
Innophos Holdings	51,498		2,935,386

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Intrepid Potash	111,348	[a]	1,497,631
Kaiser Aluminum	52,833		3,674,535
KapStone Paper and Packaging	204,871	[a]	6,301,832
Koppers Holdings	52,708		2,080,912
Kraton Performance Polymers	74,046	[a]	1,324,683
LSB Industries	40,348	[a]	1,514,260
Materion	63,036		2,486,770
Myers Industries	58,642		876,111
Neenah Paper	49,555		3,023,351
Olympic Steel	40,857		822,043
OM Group	82,017		2,134,903
Quaker Chemical	38,920		3,194,554
RTI International Metals	75,424	[a]	1,776,235
Schweitzer-Mauduit International	78,601		3,384,559
Stepan	53,146		2,353,305
Stillwater Mining	346,195	[a]	4,545,540
SunCoke Energy	177,976	[a]	4,253,626
Tredegar	46,188		878,496
US Silica Holdings	140,805		6,322,145
Wausau Paper	154,403		1,527,046
Zep	56,036		899,938
			105,095,853
Media—.3%
E.W. Scripps, Cl. A	95,338	[a]	1,830,490
Harte-Hanks	143,675		935,324
Scholastic	59,370		2,066,670
Sizmek	73,893	[a]	423,407
			5,255,891
Pharmaceuticals, Biotech &
Life Sciences—3.3%
Acorda Therapeutics	106,841	[a]	3,720,204
Affymetrix	244,366	[a]	2,201,738
Akorn	190,114	[a]	8,469,579
Albany Molecular Research	48,747	[a]	1,133,855
Cambrex	66,534	[a]	1,402,537
DepoMed	152,769	[a]	2,352,643
Emergent BioSolutions	97,543	[a]	2,206,423

18

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Impax Laboratories	181,458	[a]	5,256,838
Lannett Company	72,845	[a]	4,131,768
Ligand Pharmaceuticals	60,100	[a]	3,321,727
Luminex	102,315	[a]	1,943,985
Medicines	152,029	[a]	3,849,374
Momenta Pharmaceuticals	121,863	[a]	1,329,525
PAREXEL International	152,604	[a]	8,287,923
Prestige Brands Holdings	147,856	[a]	5,237,060
Repligen	78,465	[a]	1,978,887
Sagent Pharmaceuticals	56,082	[a]	1,774,434
Spectrum Pharmaceuticals	114,974	[a]	871,503
			59,470,003
Real Estate—8.2%
Acadia Realty Trust	137,171	[b]	4,279,735
Agree Realty	35,984	[b]	1,101,470
American Assets Trust	100,319	[b]	3,846,231
Associated Estates Realty	134,133	[b]	2,619,618
Aviv	67,854		2,288,715
Capstead Mortgage	289,004	[b]	3,673,241
CareTrust	47,865	[a]	743,343
Cedar Realty Trust	228,442	[b]	1,571,681
Chesapeake Lodging Trust	140,424	[b]	4,639,609
CoreSite Realty	48,998	[b]	1,813,906
Cousins Properties	520,551	[b]	6,772,369
DiamondRock Hospitality	551,929	[b]	7,920,181
EastGroup Properties	86,522	[b]	5,957,905
Education Realty Trust	325,134	[b]	3,661,009
EPR Properties	157,015	[b]	8,808,542
Forestar Group	74,024	[a,b]	1,291,719
Franklin Street Properties	193,396	[b]	2,318,818
GEO Group	204,421		8,164,575
Getty Realty	76,028	[b]	1,414,881
Government Properties Income Trust	199,496	[b]	4,552,499
Healthcare Realty Trust	234,302	[b]	6,201,974
Inland Real Estate	255,035	[b]	2,705,921
Kite Realty Group Trust	200,332	[b]	5,186,595

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Lexington Realty Trust	537,238	[b]	5,888,128
LTC Properties	105,740	[b]	4,434,736
Medical Properties Trust	416,270	[b]	5,615,482
Parkway Properties	191,549	[b]	3,840,557
Pennsylvania Real Estate Investment Trust	169,457	[b]	3,631,464
Post Properties	148,176	[b]	8,288,965
PS Business Parks	57,792	[b]	4,867,242
Retail Opportunity Investments	224,765		3,672,660
Sabra Health Care	124,675	[b]	3,561,965
Saul Centers	31,599	[b]	1,736,365
Sovran Self Storage	92,292	[b]	7,853,126
Universal Health Realty Income Trust	30,109	[b]	1,458,781
Urstadt Biddle Properties, Cl. A	68,697	[b]	1,485,916
			147,869,924
Retailing—4.9%
Aeropostale	91,572	[a]	275,632
Barnes & Noble	109,406	[a]	2,387,239
Big 5 Sporting Goods	52,516		646,472
Blue Nile	37,348	[a]	1,325,854
Brown Shoe Co.	114,211		3,036,870
Buckle	76,831		3,790,073
Cato, Cl. A	78,711		2,807,621
Christopher & Banks	108,265	[a]	706,970
Finish Line, Cl. A	124,121		3,285,483
Francesca’s Holdings	117,440	[a]	1,398,710
Fred’s, Cl. A	79,659		1,250,646
FTD Companies	44,529		1,566,530
Genesco	59,617	[a]	4,572,028
Group 1 Automotive	51,281		4,380,936
Haverty Furniture	78,802		1,734,432
Hibbett Sports	59,262	[a]	2,689,902
Kirkland’s	55,971	[a]	996,284
Lithia Motors, Cl. A	63,736		4,947,188
Lumber Liquidators Holdings	71,917	[a]	3,866,977
MarineMax	67,158	[a]	1,287,419
Men’s Wearhouse	121,870		5,731,546
Monro Muffler Brake	73,454		3,925,382

20

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
NutriSystem	81,506		1,372,561
Outerwall	61,082	[a]	3,864,658
PEP Boys-Manny Moe & Jack	103,277	[a]	984,230
PetMed Express	59,167		781,596
Pool	121,101		7,229,730
Select Comfort	136,587	[a]	3,508,920
Sonic Automotive, Cl. A	82,850		2,062,137
Stage Stores	59,858		1,009,804
Stein Mart	53,935		721,650
The Children’s Place	66,660		3,283,005
Tuesday Morning	92,686	[a]	1,889,868
Vitamin Shoppe	76,066	[a]	3,569,777
VOXX International	67,218	[a]	573,370
Zumiez	51,508	[a]	1,719,337
			89,180,837
Semiconductors & Semiconductor Equipment—3.8%
Advanced Energy Industries	108,587	[a]	2,147,851
Brooks Automation	225,574		2,781,327
Cabot Microelectronics	62,900	[a]	3,033,667
CEVA	53,662	[a]	874,691
Cirrus Logic	186,998	[a]	3,609,061
Cohu	53,365		544,323
Diodes	118,922	[a]	3,071,755
DSP Group	61,946	[a]	600,257
Entropic Communications	160,534	[a]	401,335
Exar	118,257	[a]	1,129,354
Kopin	154,486	[a]	587,047
Kulicke & Soffa Industries	211,891	[a]	3,055,468
Micrel	73,470		891,926
Microsemi	250,325	[a]	6,525,973
MKS Instruments	147,182		5,357,425
Monolithic Power Systems	96,878		4,281,039
Nanometrics	42,212	[a]	571,550
Pericom Semiconductor	88,145	[a]	963,425
Power Integrations	86,291		4,345,615
Rudolph Technologies	62,881	[a]	552,095
Synaptics	89,886	[a]	6,150,899

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Tessera Technologies	114,229		3,471,419
TriQuint Semiconductor	445,417	[a]	9,634,370
Ultratech	56,921	[a]	1,088,899
Veeco Instruments	90,348	[a]	3,251,625
			68,922,396
Software & Services—7.4%
Blackbaud	133,442		5,938,169
Blucora	114,102	[a]	1,934,029
Bottomline Technologies	96,217	[a]	2,414,085
CACI International, Cl. A	64,283	[a]	5,289,848
Cardtronics	124,074	[a]	4,763,201
Ciber	249,716	[a]	816,571
comScore	78,377	[a]	3,302,807
CSG Systems International	99,355		2,633,901
Dealertrack Technologies	104,716	[a]	4,926,888
Dice Holdings	69,328	[a]	691,200
Digital River	94,559	[a]	2,417,874
Ebix	86,028		1,268,913
Epiq Systems	43,311		694,708
ExlService Holdings	94,310	[a]	2,639,737
Forrester Research	35,925		1,447,059
Heartland Payment Systems	99,950		5,162,418
iGATE	80,422	[a]	2,979,635
Interactive Intelligence Group	36,297	[a]	1,751,693
j2 Global	111,882		6,051,697
Liquidity Services	64,143	[a]	819,748
LivePerson	104,328	[a]	1,502,323
LogMeIn	65,508	[a]	3,147,659
Manhattan Associates	206,716	[a]	8,291,379
ManTech International, Cl. A	61,944		1,744,343
MAXIMUS	182,598		8,848,699
MicroStrategy, Cl. A	23,213	[a]	3,734,507
Monotype Imaging Holdings	104,669		2,994,580
Monster Worldwide	244,688	[a]	944,496
NetScout Systems	103,210	[a]	3,804,321
NIC	179,646		3,310,876

22

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Perficient	84,161	[a]	1,395,389
Progress Software	152,872	[a]	3,959,385
QuinStreet	99,921	[a]	404,680
Stamps.com	53,609	[a]	1,978,172
SYKES Enterprises	96,558	[a]	2,079,859
Synchronoss Technologies	81,437	[a]	4,207,850
Take-Two Interactive Software	242,469	[a]	6,413,305
Tangoe	79,921	[a]	1,172,441
TeleTech Holdings	61,135	[a]	1,577,894
Tyler Technologies	80,545	[a]	9,014,596
VASCO Data Security International	74,580	[a]	1,888,366
Virtusa	63,017	[a]	2,582,437
XO Group	98,520	[a]	1,254,160
			134,195,898
Technology Hardware & Equipment—6.0%
ADTRAN	143,163		3,036,487
Agilysys	45,484	[a]	513,969
Anixter International	74,472		6,342,780
Badger Meter	33,852		1,926,856
Bel Fuse, Cl. B	27,512		778,314
Benchmark Electronics	163,347	[a]	3,874,591
Black Box	47,417		1,042,700
CalAmp	78,553	[a]	1,514,502
Checkpoint Systems	130,074	[a]	1,724,781
Coherent	70,362	[a]	4,584,084
Comtech Telecommunications	48,609		1,850,545
CTS	106,248		1,954,963
Daktronics	120,842		1,608,407
DTS	49,343	[a]	1,469,435
Electro Scientific Industries	40,589		288,182
Electronics For Imaging	113,454	[a]	5,187,117
Fabrinet	102,490	[a]	1,866,343
FARO Technologies	44,819	[a]	2,509,864
Harmonic	320,734	[a]	2,139,296
II-VI	150,601	[a]	2,031,607
Insight Enterprises	117,003	[a]	2,661,818
Ixia	158,286	[a]	1,524,294

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Littelfuse	54,272		5,293,691
Mercury Systems	60,623	[a]	847,510
Methode Electronics	113,232		4,459,076
MTS Systems	31,966		2,110,076
NETGEAR	91,379	[a]	3,110,541
Newport	107,545	[a]	1,923,980
Oplink Communications	30,197		629,607
OSI Systems	43,380	[a]	3,074,774
Park Electrochemical	43,156		1,113,425
Plexus	102,426	[a]	4,235,315
Procera Networks	4,489	[a]	33,623
QLogic	244,829	[a]	2,891,430
Rofin-Sinar Technologies	80,079	[a]	1,792,969
Rogers	55,811	[a]	3,815,798
Sanmina	233,119	[a]	5,844,293
ScanSource	80,619	[a]	3,078,033
Super Micro Computer	85,466	[a]	2,731,493
SYNNEX	64,623		4,470,619
TTM Technologies	154,662	[a]	1,068,714
ViaSat	103,228	[a]	6,466,202
			109,422,104
Telecommunication Services—.7%
8x8	204,374	[a]	1,606,380
Atlantic Tele-Network	36,695		2,465,537
Cincinnati Bell	439,366	[a]	1,612,473
Consolidated Communications Holdings	124,361		3,220,950
General Communication, Cl. A	107,982	[a]	1,266,629
Lumos Networks	34,062		585,866
NTELOS Holdings	46,856		472,308
Spok Holdings	70,040		1,137,450
			12,367,593
Transportation—2.1%
Allegiant Travel	34,384		4,589,233
ArcBest	78,688		3,045,226
Atlas Air Worldwide Holdings	53,205	[a]	1,964,329

24

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
Celadon Group	58,099		1,130,607
Forward Air	80,990		3,876,991
Heartland Express	124,075		3,119,246
Hub Group, Cl. A	80,728	[a]	2,929,619
Knight Transportation	171,879		5,029,180
Matson	134,867		3,842,361
Roadrunner Transportation Systems	52,176	[a]	1,075,347
Saia	57,719	[a]	2,829,385
SkyWest	149,698		1,724,521
UTi Worldwide	187,139	[a]	2,045,429
			37,201,474
Utilities—3.6%
ALLETE	91,860		4,798,766
American States Water	102,513		3,667,915
Avista	171,293		6,072,337
El Paso Electric	93,743		3,547,235
Laclede Group	102,625		5,210,271
New Jersey Resources	117,267		6,857,774
Northwest Natural Gas	78,135		3,666,876
NorthWestern	102,268		5,403,841
Piedmont Natural Gas	193,439		7,352,616
South Jersey Industries	78,491		4,602,712
Southwest Gas	124,519		7,233,309
UIL Holdings	162,254		6,675,130
			65,088,782
Total Common Stocks
(cost $1,240,072,256)			1,800,281,175

	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 12/11/14	305,000	[c]	304,998
0.02%, 3/12/15	345,000	[c]	344,957
Total Short-Term Investments
(cost $649,966)			649,955

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Other Investment—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,857,901)	12,857,901 [d]	12,857,901
Total Investments (cost $1,253,580,123)	100.2%	1,813,789,031
Liabilities, Less Cash and Receivables	(.2%)	(3,833,297)
Net Assets	100.0%	1,809,955,734

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Capital Goods	10.3	Consumer Durables & Apparel	3.7
Banks	8.4	Utilities	3.6
Real Estate	8.2	Pharmaceuticals,
Health Care Equipment & Services	7.9	Biotech & Life Sciences	3.3
Software & Services	7.4	Food, Beverage & Tobacco	2.7
Technology Hardware & Equipment	6.0	Insurance	2.3
Materials	5.8	Transportation	2.1
Retailing	4.9	Food & Staples Retailing	.8
Consumer Services	4.3	Short-Term/Money Market Investments	.7
Energy	4.1	Telecommunication Services	.7
Commercial & Professional Services	4.0	Automobiles & Components	.6
Diversified Financials	3.9	Household & Personal Products	.4
Semiconductors &		Media	.3
Semiconductor Equipment	3.8		100.2

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF FINANCIAL FUTURES

October 31, 2014

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2014	($)
Financial Futures Long
Russell 2000 Mini	77	9,016,700	December 2014	431,302
See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,240,722,222	1,800,931,130
Affiliated issuers	12,857,901	12,857,901
Cash		2,348,204
Dividends and interest receivable		825,184
Receivable for shares of Common Stock subscribed		470,723
Receivable for investment securities sold		463,408
Receivable for futures variation margin—Note 4		194,787
		1,818,091,337
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		708,204
Payable for investment securities purchased		5,733,307
Payable for shares of Common Stock redeemed		1,689,386
Accrued expenses		4,706
		8,135,603
Net Assets ($)		1,809,955,734
Composition of Net Assets ($):
Paid-in capital		1,131,550,507
Accumulated undistributed investment income—net		9,198,943
Accumulated net realized gain (loss) on investments		108,566,074
Accumulated net unrealized appreciation (depreciation)
on investments (including $431,302 net unrealized
appreciation on financial futures)		560,640,210
Net Assets ($)		1,809,955,734
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		59,441,642
Net Asset Value, offering and redemption price per share ($)		30.45

See notes to financial statements.

28

STATEMENT OF OPERATIONS

Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $1,558 foreign taxes withheld at source):
Unaffiliated issuers	21,407,520
Affiliated issuers	15,224
Interest	105
Income from securities lending—Note 1(b)	560,296
Total Income	21,983,145
Expenses:
Management fee—Note 3(a)	4,388,285
Shareholder servicing costs—Note 3(b)	4,388,285
Directors’ fees —Note 3(a,c)	122,552
Loan commitment fees—Note 2	16,497
Interest expense—Note 2	414
Total Expenses	8,916,033
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(122,552)
Net Expenses	8,793,481
Investment Income—Net	13,189,664
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	121,916,926
Net realized gain (loss) on financial futures	(1,051,960)
Net Realized Gain (Loss)	120,864,966
Net unrealized appreciation (depreciation) on investments	11,163,575
Net unrealized appreciation (depreciation) on financial futures	707,965
Net Unrealized Appreciation (Depreciation)	11,871,540
Net Realized and Unrealized Gain (Loss) on Investments	132,736,506
Net Increase in Net Assets Resulting from Operations	145,926,170

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment income—net	13,189,664	15,297,947
Net realized gain (loss) on investments	120,864,966	60,539,012
Net unrealized appreciation
(depreciation) on investments	11,871,540	360,029,078
Net Increase (Decrease) in Net Assets
Resulting from Operations	145,926,170	435,866,037
Dividends to Shareholders from ($):
Investment income—net	(12,000,269)	(16,002,743)
Net realized gain on investments	(60,182,073)	(31,995,533)
Total Dividends	(72,182,342)	(47,998,276)
Capital Stock Transactions ($):
Net proceeds from shares sold	546,188,952	592,851,557
Dividends reinvested	70,431,094	45,945,653
Cost of shares redeemed	(508,773,280)	(526,229,862)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	107,846,766	112,567,348
Total Increase (Decrease) in Net Assets	181,590,594	500,435,109
Net Assets ($):
Beginning of Period	1,628,365,140	1,127,930,031
End of Period	1,809,955,734	1,628,365,140
Undistributed investment income—net	9,198,943	8,009,548
Capital Share Transactions (Shares):
Shares sold	18,566,243	23,441,246
Shares issued for dividends reinvested	2,377,558	2,118,524
Shares redeemed	(17,350,819)	(21,090,274)
Net Increase (Decrease) in Shares Outstanding	3,592,982	4,469,496

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	29.16	21.95	20.21	18.82	15.04
Investment Operations:
Investment income—net[a]	.22	.28	.20	.14	.11
Net realized and unrealized
gain (loss) on investments	2.34	7.88	2.39	1.80	3.80
Total from Investment Operations	2.56	8.16	2.59	1.94	3.91
Distributions:
Dividends from
investment income—net	(.21)	(.32)	(.11)	(.16)	(.13)
Dividends from net realized
gain on investments	(1.06)	(.63)	(.74)	(.39)	—
Total Distributions	(1.27)	(.95)	(.85)	(.55)	(.13)
Net asset value, end of period	30.45	29.16	21.95	20.21	18.82
Total Return (%)	8.91	38.63	13.24	10.29	26.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.75	1.13	.97	.68	.65
Portfolio Turnover Rate	18.22	20.89	14.64	22.25	20.72
Net Assets, end of period
($ x 1,000)	1,809,956	1,628,365	1,127,930	1,025,657	1,002,700

a Based on average shares outstanding.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to match the performance of the Standard & Poor’s ® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

32

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when

34

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,793,313,935	—	—	1,793,313,935
Equity Securities—
Foreign
Common Stocks†	6,967,240	—	—	6,967,240
Mutual Funds	12,857,901	—	—	12,857,901
U.S. Treasury	—	649,955	—	649,955
Other Financial
Instruments:
Financial Futures††	431,302	—	—	431,302

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended October 31, 2014, The Bank of New York Mellon earned $139,767 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

36

in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	25,904,984	317,811,430	330,858,513	12,857,901.7
Dreyfus
Institutional
Cash
Advantage
Fund	78,759,292	239,216,629	317,975,921	—	—
Total	104,664,276	557,028,059	648,834,434	12,857,901.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $14,089,300, undistributed capital gains $115,710,239 and unrealized appreciation $548,605,688.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014 and October 31, 2013 were as follows: ordinary income $19,508,826 and $17,724,942, and long-term capital gains $52,673,516 and $30,273,334, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2014 was approximately $38,100 with a related weighted average annualized interest rate of 1.09%.

38

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2014, fees reimbursed by the Manager amounted to $122,552.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, the fund was charged $4,388,285 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

$358,837 and Shareholder Services Plan fees $358,837, which are offset against an expense reimbursement currently in effect in the amount of $9,470.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2014, amounted to $387,056,518 and $316,451,369, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2014 are set forth in the Statement of Financial Futures.

40

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Equity financial futures	21,956,518

At October 31, 2014, the cost of investments for federal income tax purposes was $1,265,183,343; accordingly, accumulated net unrealized appreciation on investments was $548,605,688, consisting of $609,426,384 gross unrealized appreciation and $60,820,696 gross unrealized depreciation.

The Fund 41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

42

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 85.99% of the ordinary dividends paid during the fiscal year ended October 31, 2014 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2014, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $11,781,164 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns. Also, the fund hereby designates $.9086 per share as a long-term capital gain distribution and $.1322 per share as a short-term capital gain distribution paid on December 27, 2013 and the fund also reports $.0196 per share as a long-term capital gain distribution and $.0003 per share as a short-term capital gain distribution paid on March 18, 2014.

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

44

Lynn Martin (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

46

The Fund 47

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $105,764 in 2013 and $107,880 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,000 in 2013 and $36,360 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ -0- in 2013 and $ -0- in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $33,564 in 2013 and $37,316  in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $ -0- in 2013 and $ -0- in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $4,044 in 2013 and $5,294 in 2014. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $ -0- in 2013 and $ -0- in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $53,266,415 in 2013 and $26,822,186 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)